     As filed with the Securities and Exchange Commission on April 2, 1999

                        Registration No. 2-79285/811-3567
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           |X|


                       POST-EFFECTIVE AMENDMENT NO. 48

                                     and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       |X|


                                AMENDMENT NO. 49

                         MERCANTILE MUTUAL FUNDS, INC.
                    (formerly known as THE ARCH FUND, INC.)

               (Exact Name of Registrant as Specified in Charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (800) 551-3731

                          W. BRUCE MCCONNEL, III, Esq.
                           Drinker Biddle & Reath LLP
                    1100 Philadelphia National Bank Building
                              1345 Chestnut Street
                      Philadelphia, Pennsylvania 19107-3496
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Jon W. Bilstrom, Esq.
                        Mercantile Bank of St. Louis N.A.
                              One Mercantile Center
                           8th and Washington Streets
                               St. Louis, MO 63101

It is proposed that this filing will become effective (check appropriate box)


             [X]  immediately upon filing pursuant to paragraph (b)

             [ ]  on (date) pursuant to paragraph (b)


             [ ]  60 days after filing pursuant to paragraph (a)(1)

             [ ]  on (date) pursuant to paragraph (a)(1)

             [ ]  75 days after filing pursuant to paragraph (a)(2)

             [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

             [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered: Shares of Common Stock.

     THIS POST-EFFECTIVE AMENDMENT IS BEING FILED SOLELY WITH RESPECT TO INSTITUTIONAL SHARES OF REGISTRANT'S PORTFOLIOS IN ORDER TO ADD FINANCIAL HIGHLIGHTS FOR INSTITUTIONAL SHARES OF THE GROWTH EQUITY PORTFOLIO THAT WERE INADVERTENTLY OMITTED FROM POST-EFFECTIVE AMENDMENT NO. 47 ("PEA NO. 47") TO REGISTRANT'S REGISTRATION STATEMENT ON FORM N-1A FILED ON MARCH 30, 1999. THE PROSPECTUSES FOR TRUST SHARES, TRUST II SHARES, INVESTOR A SHARES AND INVESTOR B SHARES OF REGISTRANT'S PORTFOLIOS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR TRUST SHARES, TRUST II SHARES, INSTITUTIONAL SHARES, INVESTOR A SHARES AND INVESTOR B SHARES OF REGISTRANT'S PORTFOLIOS ARE INCORPORATED HEREIN BY REFERENCE TO PEA NO. 47.

MERCANTILE MUTUAL FUNDS, INC.
PROSPECTUS
MARCH 31, 1999

MONEY MARKET PORTFOLIOS

Treasury Money Market Portfolio
Money Market Portfolio

TAXABLE BOND PORTFOLIOS

U.S. Government Securities Portfolio
Intermediate Corporate Bond Portfolio
Bond Index Portfolio
Government & Corporate Bond Portfolio

STOCK PORTFOLIOS

Balanced Portfolio
Equity Income Portfolio
Equity Index Portfolio
Growth & Income Equity Portfolio
Growth Equity Portfolio
Small Cap Equity Portfolio
Small Cap Equity Index Portfolio
International Equity Portfolio

Institutional Shares


As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any shares of these Portfolios or determined if this prospectus is truthful or complete. Anyone who tells you otherwise is committing a criminal offense.

                                                RISK/RETURN SUMMARY



                                      [Scale
                                       Icon]
                                                  3  Overview
                                                  5  Treasury Money Market Portfolio
                                                  8  Money Market Portfolio
                                                 11  U.S. Government Securities Portfolio
                                                 14  Intermediate Corporate Bond Portfolio
                                                 18  Bond Index Portfolio
                                                 21  Government & Corporate Bond Portfolio
                                                 25  Balanced Portfolio
                                                 29  Equity Income Portfolio
                                                 32  Equity Index Portfolio
                                                 35  Growth & Income Equity Portfolio
                                                 38  Growth Equity Portfolio
                                                 41  Small Cap Equity Portfolio
                                                 44  Small Cap Equity Index Portfolio
                                                 46  International Equity Portfolio
                                                 49  Additional Information on Risk

                                                YOUR ACCOUNT



                                 [Magnifying
                                 Glass Icon]
                                                 50  Explanation of Sales Price
                                                 51  How to Buy Shares
                                                 52  How to Sell Shares
                                                 53  How to Exchange Shares
                                                 53  Administrative Services Fees
                                                 53  General Transaction Policies

                                                DISTRIBUTIONS AND TAXES



                                 [Line Graph
                                       Icon]
                                                 54  Dividends and Distributions
                                                 55  Taxation

                                                MANAGEMENT OF THE FUND



                                  [Open Book
                                       Icon]
                                                 56  The Adviser
                                                 56  The Sub-Adviser

                                                FINANCIAL HIGHLIGHTS



                                   [Money in
                                  Hand Icon]
                                                 57  Introduction
                                                 58  Financial Highlights


                                        2
                                                                        CONTENTS




                                      This prospectus describes Institutional Shares of fourteen investment portfolios (the "Portfolios") offered by
                                      Mercantile Mutual Funds, Inc. (the "Fund"). The Fund was
                                      formerly known as The ARCH Fund(R), Inc. On the following
                                      pages, you will find important information about each
                                      Portfolio, including:
                                      - A description of the Portfolio's investment objective
                                      (sometimes referred to as its goal);
                                      - The Portfolio's principal investment strategies (the steps it takes to try to meet its goal);
                                      - The principal risks associated with the Portfolio (factors that may prevent it from meeting its goal);
                                      - The Portfolio's past performance (how successful it's been in meeting its goal); and
                                      - The fees and expenses you pay as an investor in the
                                      Portfolio.

    WHO MAY WANT TO INVEST IN         The Treasury Money Market Portfolio may be appropriate for
    THE PORTFOLIOS?                   investors who want a way to earn money market returns from
                                      U.S. Treasury obligations that are generally exempt from
                                      state and local taxes. The Money Market Portfolio may be
                                      appropriate for investors who want a flexible and convenient way to manage cash while earning money market returns.

                                      The Taxable Bond Portfolios may be appropriate for investors who seek current income from their investments greater than that normally available from a money market fund and can
                                      accept fluctuations in price and yield. The Portfolios may
                                      NOT be appropriate for investors who are investing for
                                      long-term capital appreciation.

                                      The Stock Portfolios may be appropriate for investors who
                                      seek capital growth over the long term and are comfortable with the risks of stock markets. The Portfolios may NOT be appropriate for investors who are investing for short-term goals or are mainly seeking current income.

                                      Before investing in a Portfolio, you should carefully
                                      consider:
                                      - Your own investment goals
                                      - The amount of time you are willing to leave your money
                                      invested
                                      - How much risk you are willing to take.


 [Scales
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             RISK/RETURN SUMMARY                                 OVERVIEW

                                        3
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

    THE INVESTMENT ADVISER            Mississippi Valley Advisors Inc. ("MVA" or the "Adviser")
                                      serves as the investment adviser to each Portfolio. Founded in 1987, MVA is a subsidiary of Mercantile Bancorporation
                                      Inc., a regional banking and financial services
                                      organization, and has its main office at One Mercantile
                                      Center, Seventh and Washington Streets, St. Louis, Missouri
                                      63101. As of December 31, 1998, MVA had approximately $9.9 billion in assets under management, including the Fund's
                                      assets, which were approximately $4.3 billion.

                                      An investment in the Portfolios is not a Mercantile Bank
                                      deposit and is not insured or guaranteed by the Federal
                                      Deposit Insurance Corporation or any other government
                                      agency. Although each of the Money Market Portfolios seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.
                                      You could also lose money by investing in one of the Taxable
                                      Bond or Stock Portfolios.

   RISK/RETURN SUMMARY                                           OVERVIEW

                                        4
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
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                                                           TREASURY MONEY
             RISK/RETURN SUMMARY                         MARKET PORTFOLIO

   MONEY MARKET
   INSTRUMENTS are
   short-term obligations
   issued by banks,
   corporations, the U.S.
   Government and state
   and local governments.
   Money market
   instruments purchased
   by the Money Market
   Portfolios must meet
   strict requirements as
   to investment quality,
   maturity and
   diversification. The
   Money Market
   Portfolios generally
   do not invest in
   securities with
   maturities of more
   than 397 days and the
   average maturity of
   all securities held by
   a particular Money
   Market Portfolio must
   be 90 days or less.
   Prior to purchasing a
   money market
   instrument for one of
   the Money Market
   Portfolios, the
   Adviser must determine
   that the instrument
   carries very little
   credit risk.

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high level of current income exempt from state income tax consistent
                                      with liquidity and security of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      65%) of its total assets in money market instruments issued by the U.S. Treasury and certain U.S. Government agencies
                                      and instrumentalities that provide income that is generally not subject to state income tax.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with changes in
                                      interest rates.

                                      Although U.S. Government securities, particularly U.S.
                                      Treasury obligations, have historically involved little
                                      risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

                                        5
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
                                                           TREASURY MONEY
   RISK/RETURN SUMMARY                                   MARKET PORTFOLIO

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year. The table shows
   the Portfolio's average
   annual returns for one
   year, five years and since
   inception. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


                             INSTITUTIONAL SHARES*
                           YEAR-BY-YEAR TOTAL RETURNS
                         (AS OF DECEMBER 31 EACH YEAR)
                                  [BAR GRAPH]


'1993'                                                                          2.43%
'94'                                                                            3.33%
'95'                                                                            4.97%
'96'                                                                            4.43%
'97'                                                                            4.54%
'98'                                                                            4.34%

                                                  Best quarter:  1.26% for the quarter ending
                                                                   June 30, 1995
                                                  Worst quarter: 0.58% for the quarter ending
                                                                   June 30, 1993

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                 SINCE
                                                                1 YEAR          5 YEARS       INCEPTION**
   Institutional Shares*                                         4.34%           4.32%           3.84%



    * Institutional Shares of the Portfolio commenced operations on January 26, 1995. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares.


   ** April 20, 1992.


   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                        6
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

                                                                  TREASURY MONEY
    RISK/RETURN SUMMARY                                         MARKET PORTFOLIO

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Treasury Money
    Market Portfolio.
                                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM            INSTITUTIONAL
                                                  THE PORTFOLIO'S ASSETS)                            SHARES


                                                  Management Fees                                  .40%(1)
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .56%(1)
                                                  Total Annual Portfolio Operating Expenses        .96%(1)

                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's
                                         Institutional Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. MANAGEMENT FEES, OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .45%
                                         AND .80%, RESPECTIVELY, FOR
                                         INSTITUTIONAL SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:


                                                                       EXAMPLE

                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $98    $306    $531    $1,178


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek current
                                      income with liquidity and stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all (but not less than
                                      80%) of its total assets in a broad range of money market
                                      instruments, including commercial paper, notes and bonds
                                      issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and
                                      instrumentalities, and obligations issued by U.S. and
                                      foreign banks, such as certificates of deposit, letters of credit, bankers' acceptances and time deposits.

                                      The Portfolio will only buy a money market instrument if it has the highest short-term rating from at least two
                                      nationally recognized statistical rating organizations, such as Standard & Poor's Ratings Group or Moody's Investors
                                      Service, Inc., or only one such rating if only one
                                      organization has rated the instrument. If the money market instrument is not rated, the Adviser must determined that it is of comparable quality to eligible rated instruments.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The yield paid by the Portfolio will vary with short-term
                                      interest rates.
                                      Although credit risk is very low because the Portfolio only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your
                                      investment could decline.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                      There's no guarantee the Portfolio will be able to preserve the value of your investment at $1.00 per share.

 [Scale
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                                                             MONEY MARKET
             RISK/RETURN SUMMARY                                PORTFOLIO

                                        8
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




    RETURN HISTORY
    The bar chart and table on this page
    show the Portfolio's annual returns and
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Institutional Shares has
    varied from year to year. The table
    shows the Portfolio's average annual
    returns for one year, five years, ten
    years and since inception. Both the bar
    chart and table assume reinvestment of
    all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.

              INSTITUTIONAL SHARES*
         YEAR-BY-YEAR TOTAL RETURNS
      (AS OF DECEMBER 31 EACH YEAR)
                        [BAR GRAPH]

'1989'                                                                     9.19%
'90'                                                                       8.03%
'91'                                                                       5.45%
'92'                                                                       3.06%
'93'                                                                       2.51%
'94'                                                                       3.55%
'95'                                                                       5.36%
'96'                                                                       4.77%
'97'                                                                       4.96%
'98'                                                                       4.90%

                                              Best quarter:  2.36% for the
                                                             quarter ending
                                                             June 30, 1989
                                              Worst quarter: 0.61% for the
                                                             quarter ending
                                                             June 30, 1993

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS

                                                     for the periods ended
                                                     December 31, 1998


                                                                                                                SINCE
                                                         1 YEAR            5 YEARS          10 YEARS         INCEPTION**
   Institutional Shares*                                  4.90%             4.71%             5.16%             5.36%


    * Institutional Shares of the Portfolio commenced operations on January 3, 1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares.


   ** March 24, 1983.


   To obtain the Portfolio's current 7-day yield, please call 1-800-452-4015.

                                                             MONEY MARKET
   RISK/RETURN SUMMARY                                          PORTFOLIO

                                        9
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
                                                             MONEY MARKET
   RISK/RETURN SUMMARY                                          PORTFOLIO


    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Money Market
    Portfolio.
                                                       FEES AND EXPENSES


                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE        INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES


                                                  Management Fees                                 .40%(1)
                                                  Distribution (12b-1) Fees                       None
                                                  Other Expenses                                  .53%(1)
                                                  Total Annual Portfolio Operating Expenses       .93%(1)


                                     (1) Management Fees, Other Expenses and
                                         Total Annual Portfolio Operating
                                         Expenses for the Portfolio's
                                         Institutional Shares for the current
                                         fiscal year are expected to be less
                                         than the amounts shown above because
                                         certain of the Portfolio's service
                                         providers are voluntarily waiving a
                                         portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. MANAGEMENT FEES, OTHER EXPENSES
                                         AND TOTAL ANNUAL PORTFOLIO OPERATING
                                         EXPENSES, AFTER TAKING THESE FEE
                                         WAIVERS AND EXPENSE REIMBURSEMENTS INTO
                                         ACCOUNT, ARE EXPECTED TO BE .35%, .44%
                                         AND .79%, RESPECTIVELY, FOR
                                         INSTITUTIONAL SHARES. These fee waivers
                                         and expense reimbursements may be
                                         revised or cancelled at any time.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                             EXAMPLE

                                                                               1        3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $95    $296    $515    $1,143

                                       10
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
 [Scales
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                                                          U.S. GOVERNMENT
             RISK/RETURN SUMMARY                     SECURITIES PORTFOLIO

   REPURCHASE AGREEMENTS
   are transactions in
   which a Portfolio buys
   securities from a
   seller (usually a bank
   or broker-dealer) who
   agrees to buy them
   back from the
   Portfolio on a certain
   date and at a certain
   price.

   MORTGAGE-BACKED
   SECURITIES are
   certificates
   representing ownership
   interests in a pool of
   mortgage loans, and
   include those issued
   by the Government
   National Mortgage
   Association ("Ginnie
   Maes"), the Federal
   National Mortgage
   Association ("Fannie
   Maes") and the Federal
   Home Loan Mortgage
   Corporation ("Freddie
   Macs").

   PORTFOLIO MANAGER

   David A. Bethke is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1988.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek a high rate of current income that is consistent with relative stability of principal.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in debt obligations issued or guaranteed by the U.S.
                                      Government and its agencies, including U.S. Treasury bonds, notes and bills, as well as in repurchase agreements backed by such obligations. The Portfolio also invests in
                                      mortgage-backed securities issued by U.S.
                                      Government-sponsored entities such as Ginnie Maes, Fannie
                                      Maes and Freddie Macs. The remaining maturity (i.e., length of time until an obligation must be repaid) of the
                                      obligations held by the Portfolio will vary from 1 to 30
                                      years.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates may also cause certain
                                      debt securities held by the Portfolio, including
                                      mortgage-backed securities, to be paid off much sooner or
                                      later than expected. In the event that a security is paid
                                      off sooner than expected because of a decline in interest
                                      rates, the Portfolio may be unable to recoup all of its
                                      initial investment and may also suffer from having to
                                      reinvest in lower-yielding securities. In the event of a
                                      later than expected payment because of a rise in interest
                                      rates, the value of the obligation will decrease, and the
                                      Portfolio may suffer from the inability to invest in
                                      higher-yielding securities.

                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations, the value of its debt securities will fall. Securities issued or guaranteed by the U.S. Government and its agencies have historically
                                      involved little risk of loss of principal if held to
                                      maturity. Certain U.S. Government securities, such as Ginnie
                                      Maes, are supported by the full faith and credit of the U.S.
                                      Treasury. Others, such as Freddie Macs, are supported by the right of the issuer to borrow from the U.S. Treasury. Other securities, such as Fannie Maes, are supported by the
                                      discretionary authority of the U.S. Government to purchase certain obligations of the issuers, and still others are
                                      supported by the issuer's own credit.

                                      Repurchase agreements carry the risk that the other party
                                      may not fulfill its obligations under the agreement.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                       11
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
                                                          U.S. GOVERNMENT
   RISK/RETURN SUMMARY                               SECURITIES PORTFOLIO

    RETURN HISTORY
    The bar chart and table on this page
    show the Portfolio's annual returns and
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Institutional Shares has
    varied from year to year. The table
    shows how the Portfolio's average
    annual returns for one year, five
    years, ten years and since inception
    compare to those of a broad-based
    market index. Both the bar chart and
    table assume reinvestment of all
    dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.

   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   INTERMEDIATE GOVERNMENT
   BOND INDEX is an unmanaged
   index which tracks the
   performance
   of intermediate-term
   U.S. Government bonds.


                             INSTITUTIONAL SHARES*
                           YEAR-BY-YEAR TOTAL RETURNS
                         (AS OF DECEMBER 31 EACH YEAR)
                                  [BAR GRAPH]

'1989'                                                                            9.97%
'90'                                                                             11.04%
'91'                                                                             13.98%
'92'                                                                              5.48%
'93'                                                                              8.77%
'94'                                                                             -3.06%
'95'                                                                             14.87%
'96'                                                                              3.09%
'97'                                                                              6.27%
'98'                                                                              6.44%

                                              Best quarter:  5.40% for the
                                                             quarter ending
                                                             September 30, 1991
                                              Worst quarter: -2.60% for the
                                                             quarter ending
                                                             March 31, 1994

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS

                                                     for the periods ended
                                                     December 31, 1998


                                                                                                SINCE
                                                         1 YEAR      5 YEARS      10 YEARS   INCEPTION**
   Institutional Shares*                                 6.44%        5.36%        7.56%        7.48%
   Lehman Brothers Intermediate Government Bond Index    8.49%        6.45%        8.34%        8.25%


    * Institutional Shares of the Portfolio commenced operations on June 7, 1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.


   ** June 2, 1988 for Investor A Shares; May 31, 1988 for the Lehman Brothers Intermediate Government Bond Index.


                                       12
-

                                                          U.S. GOVERNMENT
   RISK/RETURN SUMMARY                               SECURITIES PORTFOLIO

   The table on the right shows the
   fees and expenses that you pay if
   you buy and hold Institutional
   Shares of the U.S. Government
   Securities Portfolio.

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE        INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

                                                  Management Fees                                  .45%
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .62%(1)
                                                  Total Annual Portfolio Operating Expenses       1.07%(1)


                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .52% AND .97%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $109   $340    $590    $1,306

                                       13
-

 [Scales
 Icon]
                                                   INTERMEDIATE CORPORATE
             RISK/RETURN SUMMARY                           BOND PORTFOLIO


   INVESTMENT GRADE DEBT
   SECURITIES are those
   of medium credit
   quality or better as
   determined by a
   national rating
   agency, such as
   Standard & Poor's
   Ratings Group (debt
   securities rated in
   the four highest
   rating categories,
   i.e. BBB or higher)
   and Moody's Investors
   Service, Inc. (debt
   securities rated in
   the four highest
   rating categories,
   i.e. Baa or higher).
   The higher the credit
   rating, the less
   likely it is that the
   issuer of the
   securities will
   default on its
   principal and interest
   payments.


   AVERAGE WEIGHTED
   MATURITY gives you the
   average time until all
   debt securities in a
   Portfolio come due or
   mature. It is
   calculated by
   averaging the time to
   maturity of all debt
   securities held by a
   Portfolio with each
   maturity "weighted"
   according to the
   percentage of assets
   it represents.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek as high a
                                      level of current income as is consistent with preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio normally invests at least 65% of its total
                                      assets in corporate debt obligations. These include
                                      obligations that are issued by U.S. and foreign business
                                      corporations and obligations issued by agencies,
                                      instrumentalities or authorities that are organized as
                                      corporations by the U.S., by states or political
                                      subdivisions of the U.S., or by foreign governments or
                                      political subdivisions. The Portfolio also invests in
                                      obligations issued or guaranteed by U.S. or foreign
                                      governments, their agencies and instrumentalities and in
                                      mortgage-backed securities, including Ginnie Maes, Fannie
                                      Maes and Freddie Macs.

                                      The Portfolio may only purchase investment grade debt
                                      obligations. Under normal market conditions, however, the
                                      Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least
                                      comparable in quality at the time of purchase to eligible
                                      rated securities. Occasionally, the rating of a security
                                      held by the Portfolio may be downgraded below investment
                                      grade. If that happens, the Portfolio does not have to sell the security unless the Adviser determines that under the
                                      circumstances the security is no longer an appropriate
                                      investment for the Portfolio.

                                      In making investment decisions, the Adviser will consider a number of factors including current yield, maturity, yield to maturity, anticipated changes in interest rates, and the overall quality of the investment. The Portfolio's average weighted maturity will generally be between three and ten
                                      years.


                                       14
-


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off much sooner than expected because of a decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.

                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, government
                                      restrictions, different accounting standards and political instability.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   David A. Bethke is the
   person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Bethke, Senior
   Associate, joined MVA
   in 1987 and has eight
   years of prior
   investment experience.
   He has managed the
   Portfolio since it
   commenced operations
   in 1997.
                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                       15
-

                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO


   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Institutional
   Shares during the last
   calendar year. The table
   shows how the Portfolio's
   average annual returns for
   one year and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX
   THE LEHMAN BROTHERS
   INTERMEDIATE CORPORATE
   BOND INDEX is an unmanaged
   index
   which tracks the
   performance
   of intermediate-term
   U.S. corporate bonds.

                                              INSTITUTIONAL SHARES
                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                                       [BAR GRAPH]

'1998'                                                                           8.77%

                                              Best quarter:  5.25% for the
                                                             quarter ending
                                                             September 30, 1998
                                              Worst quarter: -0.21% for the
                                                             quarter ending
                                                             December 31, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Institutional Shares                                        8.77%                    8.73%
   Lehman Brothers Intermediate Corporate Bond Index           8.49%                    8.67%

   * February 10, 1997 for Institutional Shares; January 31, 1997 for the Lehman Brothers Intermediate Corporate Bond Index.

                                       16
-

                                                   INTERMEDIATE CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Intermediate
    Corporate Bond Portfolio.

                                              FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE        INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES


                                                  Management Fees                                  .55%
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .64%(1)
                                                  Total Annual Portfolio Operating Expenses       1.19%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .54% AND 1.09%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $121   $378    $654    $1,443

                                       17
-

 [Scales
 Icon]
                                                               BOND INDEX
             RISK/RETURN SUMMARY                                PORTFOLIO

   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.


   THE LEHMAN BROTHERS

   AGGREGATE BOND INDEX
   is an unmanaged index
   made up of Lehman Brothers'
   Government/Corporate
   Bond Index, its
   Mortgage Backed Securities
   Index and
   its Asset Backed
   Securities
   Index.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. Government, mortgage-backed, asset-backed and corporate debt securities as represented by the Lehman Brothers
                                      Aggregate Bond Index (the "Lehman Aggregate").
                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.
                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the Lehman Aggregate. The Adviser generally selects
                                      securities for the Portfolio on the basis of their
                                      weightings in the Lehman Aggregate and will only purchase a security for the Portfolio that is included in the Lehman
                                      Aggregate at the time of such purchase. Because of the large number of securities listed in the Lehman Aggregate, the
                                      Portfolio cannot invest in all of them. Instead, the
                                      Portfolio holds a representative sample of approximately 100 of the securities in the Lehman Aggregate, selecting one or two securities to represent an entire "class" or type of
                                      security in the Lehman Aggregate. The Portfolio will invest substantially all (but not less than 80%) of its total
                                      assets in securities listed in the Lehman Aggregate.
                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.
                                      There is the additional risk that the Portfolio will fail to match the investment results of the Lehman Aggregate.

                                       18
-

                                                               BOND INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

   RETURN HISTORY


   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows the
   performance of the
   Portfolio's Institutional
   Shares during the last
   calendar year. The table
   shows how the Portfolio's
   average annual returns for
   one year and since
   inception compare to those
   of the Lehman Aggregate.
   Both the bar chart and
   table assume reinvestment
   of all dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


                              INSTITUTIONAL SHARES
                           YEAR-BY-YEAR TOTAL RETURNS
                         (AS OF DECEMBER 31 EACH YEAR)
                                  [Bar Graph]

1998                                              8.86%

                                              Best quarter:  4.60% for the
                                                             quarter ending
                                                             September 30, 1998
                                              Worst quarter: 0.05% for the
                                                             quarter ending
                                                             December 31, 1998
                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Institutional Shares                                        8.68%                    8.99%
   Lehman Brothers Aggregate Bond Index                        8.69%                    9.67%

   * February 10, 1997 for Institutional Shares; January 31, 1997 for the Lehman Brothers Aggregate Bond Index.

                                       19
-

                                                               BOND INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO


    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Bond Index
    Portfolio.

                                                        FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE        INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES
                                                  Management Fees                                 .30%
                                                  Distribution (12b-1) Fees                       None
                                                  Other Expenses                                  .63%(1)
                                                  Total Annual Portfolio Operating Expenses       .93%(1)

                                   (1) Other Expenses and Total Annual
                                       Portfolio Operating Expenses for the
                                       Portfolio's Institutional Shares for
                                       the current fiscal year are expected to
                                       be less than the amounts shown above
                                       because certain of the Portfolio's
                                       service providers are voluntarily
                                       waiving a portion of their fees and/or
                                       reimbursing the Portfolio for certain
                                       other expenses. These fee waivers
                                       and/or reimbursements are being made in
                                       order to keep the annual fees and
                                       expenses for the Portfolio's
                                       Institutional Shares at a certain
                                       level. OTHER EXPENSES AND TOTAL ANNUAL
                                       PORTFOLIO OPERATING EXPENSES, AFTER
                                       TAKING THESE FEE WAIVERS AND EXPENSE
                                       REIMBURSEMENTS INTO ACCOUNT, ARE
                                       EXPECTED TO BE .52% AND .82%,
                                       RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                       These fee waivers and expense
                                       reimbursements may be revised or
                                       cancelled at any time.

   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                                                               1       3       5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $95    $296    $515    $1,143


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek the highest level of current income consistent with conservation of
                                      capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests substantially all of its assets in a broad range of debt obligations, including corporate
                                      obligations and U.S. Government obligations. Corporate
                                      obligations may include bonds, notes and debentures. U.S.
                                      Government obligations may include U.S. Treasury obligations and obligations of certain U.S. Government agencies. The
                                      Portfolio also invests in mortgage-backed securities,
                                      including Ginnie Maes, Fannie Maes and Freddie Macs.
                                      Although the Portfolio invests primarily in the debt
                                      obligations of U.S. issuers, it may from time to time invest in U.S. dollar-denominated debt obligations of foreign
                                      corporations and governments.

                                      The Portfolio may only purchase investment grade debt
                                      obligations, which are those rated in one of the four
                                      highest rating categories by one or more national rating
                                      agencies, such as Standard & Poor's Ratings Group or Moody's
                                      Investors Service, Inc. Under normal market conditions,
                                      however, the Portfolio intends to invest at least 65% of its total assets in debt obligations rated in one of the three highest rating categories. Unrated debt obligations will be purchased only if they are determined by the Adviser to be at least comparable in quality at the time of purchase to
                                      eligible rated securities. Occasionally, the rating of a
                                      security held by the Portfolio may be downgraded below
                                      investment grade. If that happens, the Portfolio does not
                                      have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.

                                      In making investment decisions, the Adviser considers a
                                      number of factors including credit quality, the price of the security relative to that of other securities in its sector, current yield, maturity, yield to maturity, anticipated
                                      changes in interest rates and other economic factors,
                                      liquidity, and the overall quality of the investment. The
                                      Portfolio's average weighted maturity will vary from time to time depending on current market and economic conditions and the Adviser's assessment of probable changes in interest
                                      rates.


 [Scales
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                                                   GOVERNMENT & CORPORATE
             RISK/RETURN SUMMARY                           BOND PORTFOLIO

                                       21
-


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The prices of debt securities tend to move in the opposite direction to interest rates. When rates are rising, the
                                      prices of debt securities tend to fall. When rates are
                                      falling, the prices of debt securities tend to rise.
                                      Generally, the longer the time until maturity, the more
                                      sensitive the price of a debt security is to interest rate changes. Changes in interest rates also may cause certain
                                      debt securities held by the Portfolio, including callable
                                      securities and mortgage-backed securities, to be paid off
                                      much sooner or later than expected. In the event that a
                                      security is paid off sooner than expected because of a
                                      decline in interest rates, the Portfolio may be unable to
                                      recoup all of its initial investment and may also suffer
                                      from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding securities.
                                      The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an
                                      issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities will
                                      fall.

                                      Foreign investments may be riskier than U.S. investments
                                      because of currency exchange rate volatility, government
                                      restrictions, different accounting standards and political instability.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER

   George J. Schupp is
   the person primarily
   responsible for the
   day-to-day management
   of the Portfolio. Mr.
   Schupp, MVA's Director
   of Fixed Income
   Management, joined MVA
   in 1983 and has 7
   years of prior
   investment experience.
   He has managed the
   Portfolio since
   February 1998.

                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

                                       22
-

                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

   RETURN HISTORY


   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX

   THE LEHMAN BROTHERS
   AGGREGATE
   BOND INDEX is an unmanaged
   index made up of Lehman
   Brothers' Government/Corporate
   Bond Index, its Mortgage
   Backed Securities Index and
   its Asset Backed Securities
   Index.


                                              INSTITUTIONAL SHARES*

                                              YEAR-BY-YEAR TOTAL RETURNS
                                              (AS OF DECEMBER 31 EACH YEAR)
                                              [BAR GRAPH]


'1989'                                                                           11.50%
'90'                                                                              6.46%
'91'                                                                             15.23%
'92'                                                                              5.78%
'93'                                                                              9.07%
'94'                                                                             -2.82%
'95'                                                                             16.61%
'96'                                                                              1.83%
'97'                                                                              8.24%
'98'                                                                              8.67%

                                              Best quarter:  6.98% for the
                                                             quarter ending June
                                                             30, 1989
                                              Worst quarter: -2.79% for the
                                                             quarter ending
                                                             March 31, 1996

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                                SINCE
                                                         1 YEAR            5 YEARS          10 YEARS         INCEPTION**
   Institutional Shares*                                  8.67%             6.30%             7.92%             7.74%
   Lehman Brothers Aggregate Bond Index                   8.69%             7.27%             9.26%             9.08%



    * Institutional Shares of the Portfolio commenced operations on January 3, 1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.



   ** June 15, 1988 for Investor A Shares; May 31, 1988 for the Lehman Brothers
      Aggregate Bond Index.


                                       23
-

                                                   GOVERNMENT & CORPORATE
   RISK/RETURN SUMMARY                                     BOND PORTFOLIO

    The table on the right shows
    the fees and expenses that
    you pay if you buy and hold
    Institutional Shares of the
    Government & Corporate
    Bond Portfolio.


                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE           INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                               SHARES
                                                  Management Fees                                     .45%
                                                  Distribution (12b-1) Fees                           None
                                                  Other Expenses                                      .61%(1)
                                                  Total Annual Portfolio Operating Expenses          1.06%(1)


                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .51% AND .96%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


  This example will help you
  compare the cost of
  investing in the Portfolio
  with the cost of investing
  in other mutual funds. The
  example assumes that you
  invest $10,000 for the time
  periods shown, reinvest all
  of your dividends and
  distributions, and then sell
  all of your shares at the
  end of those periods. The
  example also assumes that
  your investment has a 5%
  return each year and the
  Portfolio's operating
  expenses remain the same.
  Although your actual costs
  may be higher or lower,
  based on these assumptions
  your costs would be:

                               EXAMPLE

                                                1       3      5        10
                                             YEAR   YEARS   YEARS    YEARS
                INSTITUTIONAL SHARES         $108   $337    $585    $1,294


                                       24
-

 [Scales
 Icon]
             RISK/RETURN SUMMARY                       BALANCED PORTFOLIO


   TOTAL RETURN consists
   of net income
   (dividend and/or
   interest income from
   Portfolio securities,
   less expenses of the
   Portfolio) and capital
   gains and losses, both
   realized and
   unrealized, from
   Portfolio securities.



   INVESTMENT GRADE BONDS
   are those of medium
   credit quality or
   better as determined
   by a national rating
   agency, such as
   Standard & Poor's
   Ratings Group (bonds
   rated BBB or higher)
   and Moody's Investors
   Service, Inc. (bonds
   rated Baa or higher).
   The higher the credit
   rating, the less
   likely it is that the
   bond issuer will
   default on its
   principal and interest
   payments.



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to maximize total
                                      return through a combination of growth of capital and
                                      current income consistent with the preservation of capital.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests in a combination of equity securities
                                      (such as stocks), fixed-income securities (such as bonds)
                                      and money market instruments in weightings the Adviser
                                      believes will offer attractive total returns over time. In making asset allocation decisions, the Adviser evaluates
                                      forecasts for inflation, interest rates and long-term
                                      corporate earnings growth. The Adviser then examines the
                                      potential effect of these factors on each asset group over a one- to three-year time period using its own dynamic
                                      computer models. These models show the statistical impact of the Adviser's economic outlook upon the future returns of
                                      each asset group. The Adviser periodically will increase or decrease the Portfolio's allocations to equities and
                                      fixed-income securities based on which class appears
                                      relatively more attractive than the other. For example, if the Adviser expects more rapid economic growth leading to
                                      better corporate earnings, it will increase the Portfolio's holdings of equity securities and reduce its holdings of
                                      fixed-income securities and money market instruments.

                                      In selecting equity securities, the Adviser considers
                                      historical and projected earnings, the price/earnings
                                      relationship and company growth and asset value. In
                                      selecting fixed income securities, the Adviser seeks those issues representing the best value among various sectors,
                                      and also considers credit quality, prevailing interest rates and liquidity.

                                      Under normal market conditions, the Portfolio invests at
                                      least 25% of its total assets in fixed-income securities and no more than 75% of its total assets in equity securities.
                                      The actual percentages will vary from time to time based on the Adviser's economic and market outlooks. The Portfolio's equity securities will consist mainly of common stocks, and its fixed-income securities will consist mainly of
                                      investment grade bonds, including U.S. Government
                                      securities. Occasionally, the rating of a fixed-income
                                      security held by the Portfolio may be downgraded below
                                      investment grade. If that happens, the Portfolio does not
                                      have to sell the security unless the Adviser determines that under the circumstances the security is no longer an
                                      appropriate investment for the Portfolio.


                                       25
-


                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      The Portfolio also invests in fixed-income securities, which lose value when interest rates increase (but increase in
                                      value when interest rates decline). Longer-term fixed-income securities are more susceptible to these fluctuations in
                                      interest rates than short-term fixed-income securities.
                                      Changes in interest rates may cause certain fixed-income
                                      securities, such as callable securities and mortgage-backed securities, to be paid off much sooner or later than
                                      expected. In the event that a security is paid off sooner
                                      than expected because of a decline in interest rates, the
                                      Portfolio may be unable to recoup all of its initial
                                      investment and may also suffer from having to reinvest in
                                      lower-yielding securities. In the event of a later than
                                      expected payment because of a rise in interest rates, the
                                      value of the obligation will decrease, and the Portfolio may suffer from the inability to invest in higher-yielding
                                      securities. Fixed-income securities are subject to other
                                      risks, including the risk that the issuer will be unable to make payments of principal and interest.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   PORTFOLIO MANAGER
   Peter Merzian, a
   senior associate of
   MVA, is responsible
   for the day-to-day
   management of the
   Portfolio. He has been
   with MVA since 1993
   and has managed the
   Portfolio since May
   1996. He also manages
   the Fund's three
   municipal bond
   portfolios.

   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO

                                       26
-

     RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO


    RETURN HISTORY
    The bar chart and table on this page
    show the Portfolio's annual returns and
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows how the performance of the
    Portfolio's Institutional Shares has
    varied from year to year. The table
    shows how the Portfolio's average
    annual returns for one year, five years
    and since inception compare to those of
    broad-based market indexes. Both the
    bar chart and table assume reinvestment
    of all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.


                             INSTITUTIONAL SHARES*
                           YEAR-BY-YEAR TOTAL RETURNS
                         (AS OF DECEMBER 31 EACH YEAR)

                        [BAR GRAPH]

                                                                          BALANCED PORTFOLIO
                                                                          ------------------
'1994'                                                                           -2.11%
'95'                                                                             25.99%
'96'                                                                             11.99%
'97'                                                                             18.68%
'98'                                                                             11.06%

   KNOW YOUR INDEX
   - THE S&P 500 INDEX is an
   unmanaged index comprised
   of 500 widely held
   common stocks listed on
   the New York Stock
   Exchange, the American
   Stock Exchange and NASDAQ.

   - THE LEHMAN BROTHERS
   AGGREGATE BOND INDEX is
   an unmanaged index
   made up of Lehman Brothers'
   Government/Corporate Bond
   Index, its Mortgage Backed
   Securities Index and its
   Asset Backed Securities
   Index.

                                              Best quarter:  10.82% for the
                                                             quarter ending
                                                             December 31, 1998
                                              Worst quarter: -7.49% for the
                                                             quarter ending
                                                             September 30, 1998

                                                   AVERAGE ANNUAL TOTAL
                                                   RETURNS for the periods ended
                                                   December 31, 1998


                                                                                                             SINCE
                                                                    1 YEAR              5 YEARS           INCEPTION**
     Institutional Shares*                                       11.06%              12.62%              11.75%
     S&P 500 Index                                               28.60%              24.05%              21.73%
     Lehman Brothers Aggregate Bond Index                        8.69%               7.27%               7.27%



    * Institutional Shares of the Portfolio commenced operations on January 3, 1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.



   ** April 1, 1993 for Investor A Shares; May 31, 1993 for the S&P 500 Index and the Lehman Brothers Aggregate Bond Index.

   RISK/RETURN SUMMARY                                 BALANCED PORTFOLIO

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Institutional
    Shares of the Balanced Portfolio.

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE         INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                             SHARES

                                                  Management Fees                                   .75%
                                                  Distribution (12b-1) Fees                         None
                                                  Other Expenses                                 .61%(1)
                                                  Total Annual Portfolio Operating Expenses     1.36%(1)


                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, WERE ARE
                                         EXPECTED TO BE .52% AND 1.27%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $138   $431    $745    $1,635

 [Scales
 Icon]
                                                            EQUITY INCOME
             RISK/RETURN SUMMARY                                PORTFOLIO

   MARKET CAPITALIZATION
   is a common measure of
   the size of a company.
   It is the market price
   of a share of the
   company's stock
   multiplied by the
   number of outstanding
   shares.

   VALUE STOCKS are those
   that appear to be
   underpriced based on
   valuation measures,
   such as lower
   price-to-earnings and
   price-to-book value
   ratios.

   PORTFOLIO MANAGER
   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.


                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide an above-average level of income consistent with long-term capital appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      value companies with large market capitalizations
                                      (generally, $5 billion or higher). In selecting these
                                      stocks, the Adviser evaluates a number of quantitative
                                      factors, including dividend yield, current and future
                                      earnings potential compared to stock prices and total return potential. The Adviser also examines other measures of
                                      valuation, including cash flow, asset value and book value.

                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in income-producing
                                      (dividend-paying) equity securities, primarily common
                                      stocks. These stocks generally will be listed on a national stock exchange or will be unlisted stocks with established over-the-counter markets. Many such stocks may offer
                                      above-average levels of income as compared to the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the value stocks it typically holds may not perform as well as other types of stocks, such as growth stocks.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

                                                            EQUITY INCOME
   RISK/RETURN SUMMARY                                          PORTFOLIO



    RETURN HISTORY
    The bar chart and table on this page
    show the Portfolio's annual returns and
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows the performance of the
    Portfolio's Institutional Shares during
    the last calendar year. The table shows
    how the Portfolio's average annual
    returns for one year and since
    inception compare to those of a
    broad-based market index. Both the bar
    chart and table assume reinvestment of
    all dividends and distributions. The
    Portfolio's past performance does not
    necessarily indicate how it will
    perform in the future.


INSTITUTIONAL SHARES
YEAR-BY-YEAR TOTAL RETURNS
(AS OF DECEMBER 31 EACH YEAR)

[BAR GRAPH]


'1998'                                                                           10.06%

   KNOW YOUR INDEX
   THE RUSSELL 1000 VALUE
   INDEX is an unmanaged
   index that measures the
   performance of the stocks
   in the Russell 1000 Index
   with less than average
   growth orientation.
   Companies in this Index
   generally have low price
   to book and price/
   earnings ratios, higher
   dividend yields and lower
   forecasted growth values.
   The Russell 1000 Index
   consists of the 1,000
   largest U.S. companies as
   ranked by total market
   capitalization.

                                              Best quarter:  14.33% for the
                                                             quarter ending June
                                                             30, 1997
                                              Worst quarter: -8.75% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                                  SINCE
                                                                       1 YEAR                   INCEPTION*
   Institutional Shares                                                10.06%                     17.22%
   Russell 1000 Value Index                                            15.63%                     23.26%

   * February 27, 1997 for Institutional Shares; February 28, 1997 for the Russell 1000 Value Index.

                                                            EQUITY INCOME
   RISK/RETURN SUMMARY                                          PORTFOLIO

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Equity Income
    Portfolio.

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE           INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                               SHARES

                                                  Management Fees                                     .75%
                                                  Distribution (12b-1) Fees                           None
                                                  Other Expenses                                      .57%(1)
                                                  Total Annual Portfolio Operating Expenses          1.32%(1)


                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .52% AND 1.27%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                                               EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $134   $418    $723    $1,590

 [Scales
 Icon]
                                                             EQUITY INDEX
             RISK/RETURN SUMMARY                                PORTFOLIO


   INDEXING is a strategy
   whereby a Portfolio
   attempts to weight its
   securities to match
   those of a broadly-
   based securities index
   in an attempt to
   approximate the
   index's performance.

   The S&P 500 INDEX is
   an unmanaged index
   comprised of 500
   widely held common
   stocks listed on the
   New York Stock
   Exchange, the American
   Stock Exchange and
   NASDAQ.



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to seek to provide investment results that, before the deduction of operating expenses, approximate the price and yield performance of
                                      U.S. publicly traded common stocks with large stock market capitalizations, as represented by the Standard & Poor's 500
                                      Index (the "S&P 500 Index").

                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P 500 Index. The Portfolio invests substantially all
                                      (at least 80%) of its total assets in securities listed in the S&P 500 Index and typically will hold all 500 stocks
                                      represented in the Index. In general, each stock's
                                      percentage weighting in the Portfolio is based on its
                                      weighting in the Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity and in the composition of the S&P 500
                                      Index.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the
                                      large-capitalization stocks it typically holds may not
                                      perform as well as other types of stocks, such as
                                      small-capitalization stocks.

                                      There is the additional risk that the Portfolio's investment results may fail to match those of the S&P 500 Index.

                                                             EQUITY INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO


    RETURN HISTORY
    The bar chart and table on this page
    show the Portfolio's annual returns and
    long-term performance, thereby giving
    some indication of the risk of
    investing in the Portfolio. The bar
    chart shows the performance of the
    Portfolio's Institutional Shares during
    the last calendar year. The table shows
    how the Portfolio's average annual
    returns for one year and since
    inception compare to those of the S&P
    500 Index. Both the bar chart and table
    assume reinvestment of all dividends
    and distributions. The Portfolio's past
    performance does not necessarily
    indicate how it will perform in the
    future.


INSTITUTIONAL SHARES
YEAR-BY-YEAR TOTAL RETURNS
(AS OF DECEMBER 31 EACH YEAR)


[BAR GRAPH]


'1998'                                                                           27.92%

                                              Best quarter:  21.04% for the
                                                             quarter ending
                                                             December 31, 1998
                                              Worst quarter: -9.96% for the
                                                             quarter ending
                                                             September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Institutional Shares                                        27.92%                   30.83%
   S&P 500 Index                                               28.60%                   31.31%

   * May 1, 1997 for Institutional Shares; April 30, 1997 for the S&P 500 Index.

                                                             EQUITY INDEX
   RISK/RETURN SUMMARY                                          PORTFOLIO

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Equity Index
    Portfolio.

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                 SHARES

                                                  Management Fees                                      .30%
                                                  Distribution (12b-1) Fees                            None
                                                  Other Expenses                                       .73%(1)
                                                  Total Annual Portfolio Operating Expenses           1.03%(1)


                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .55% AND .85%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                                               EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS
                                                INSTITUTIONAL SHARES         $105   $328    $569    $1,259

 [Scales
 Icon]
                                                          GROWTH & INCOME
             RISK/RETURN SUMMARY                         EQUITY PORTFOLIO

   PORTFOLIO MANAGER
   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is to provide long-term capital growth, with income a secondary consideration.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in common stocks. The
                                      Adviser selects stocks based on a number of factors related to historical and projected earnings and the price/earnings relationship as well as company growth and asset value,
                                      consistency of earnings growth and earnings quality.

                                      Stocks purchased for the Portfolio generally will be listed on a national stock exchange or will be unlisted securities with an established over-the-counter market. These stocks
                                      tend to pay dividends, so many of the Portfolio's
                                      investments may produce some income. Nevertheless, income is not the primary factor in the stock selection process.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   RETURN HISTORY
   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years, ten years
   and since inception compare
   to those of a broad-based
   market index. Both the bar
   chart and table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX

   THE S&P 500 INDEX is an
   unmanaged
   index comprised of 500
   widely held
   common stocks listed on the
   New York Stock Exchange,
   the
   American Stock Exchange
   and NASDAQ.
                                                          GROWTH & INCOME
   RISK/RETURN SUMMARY                                   EQUITY PORTFOLIO


                                           INSTITUTIONAL SHARES*

                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    (STATED IN PERCENTAGES)

                                                                   GROWTH & INCOME EQUITY PORTFOLIO
                                                                   --------------------------------
'1989'                                                                           26.81
'90'                                                                             -1.42
'91'                                                                             26.66
'92'                                                                             10.61
'93'                                                                              9.61
'94'                                                                             -0.44
'95'                                                                             33.98
'96'                                                                             19.04
'97'                                                                             27.22
'98'                                                                             12.74

                                                  Best quarter:  18.11% for the quarter ending
                                                                   December 31, 1998
                                                  Worst quarter: -14.41% for the quarter ending
                                                                   September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for periods ended December
                                                     31, 1998


                                                                                                   SINCE
                                                            1 YEAR      5 YEARS      10 YEARS   INCEPTION**
   Institutional Shares*                                    12.74%       17.89%       15.89%       15.59%
   S&P 500 Index                                            28.60%       24.05%       19.19%       18.93%


    * Institutional Shares of the Portfolio commenced operations on January 3, 1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.


   ** June 2, 1988 for Investor A Shares; May 31, 1988 for the S&P 500 Index.


                                       36
-

                                                          GROWTH & INCOME
   RISK/RETURN SUMMARY                                   EQUITY PORTFOLIO

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Growth & Income
    Equity Portfolio.

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES

                                                  Management Fees                                      .55%
                                                  Distribution (12b-1) Fees                            None
                                                  Other Expenses                                       .59%(1)
                                                  Total Annual Portfolio Operating Expenses           1.14%(1)


                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .49% AND 1.04%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then sell
   all of your shares at the
   end of those periods. The
   example also assumes that
   your investment has a 5%
   return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $116   $362    $628    $1,386

 [Scales                                                          GROWTH EQUITY
 Icon]                                                                PORTFOLIO
             RISK/RETURN SUMMARY

   GROWTH STOCKS offer
   strong revenue and
   earnings potential and
   accompanying capital
   growth, with less
   dividend income than
   value stocks.

   PORTFOLIO MANAGER
   MVA's Equity Committee
   is responsible for the
   day-to-day management
   of the Portfolio. The
   Committee has managed
   the Portfolio since
   1998.

                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      The Portfolio invests primarily in the common stocks of
                                      growth companies. In selecting securities for the Portfolio, the Adviser evaluates a company's earnings history and the risk and volatility of the company's business. The Adviser also considers other factors, such as product position and the ability to increase market share, but the ability to
                                      increase company earnings is the primary consideration.

                                      Under normal market conditions, the Portfolio invests at
                                      least 65% of its total assets in common stocks or other
                                      equity securities, such as preferred stocks, convertible
                                      securities and warrants. Typically, the Portfolio's stocks are those of large- and medium-capitalization companies that are listed on the New York Stock Exchange, the American
                                      Stock Exchange or NASDAQ.

                                      PRINCIPAL RISK CONSIDERATIONS
                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate. In addition, the
                                      Portfolio is subject to the additional risk that the growth stocks it typically holds may not perform as well as other types of stocks, such as value stocks.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

   RETURN HISTORY+
   The bar chart and table
   below show the Portfolio's
   annual returns and
   long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and table assume
   reinvestment of dividends
   and distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX
   THE S&P 500 INDEX is an
   unmanaged
   index comprised of 500
   widely held
   common stocks listed on the
   New York Stock Exchange,
   the
   American Stock Exchange
   and NASDAQ.
                                                            GROWTH EQUITY
   RISK/RETURN SUMMARY                                          PORTFOLIO


                                           INSTITUTIONAL SHARES*

                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    [GROWTH EQUITY PORTFOLIO BAR GRAPH]

                                                                        GROWTH EQUITY PORTFOLIO
                                                                        -----------------------
'1994'                                                                           -2.06
'95'                                                                             44.17
'96'                                                                             17.49
'97'                                                                             26.95
'98'                                                                             29.46

                                                  Best quarter:  25.09% for the quarter ending
                                                                 December 31, 1998
                                                  Worst quarter: -11.85% for the quarter ending
                                                                 September 30, 1998


                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                SINCE
                                                       1 YEAR              5 YEARS           INCEPTION**
   Institutional Shares*                               29.46%              22.21%              18.24%
   S&P 500 Index                                       28.60%              21.73%              21.60%



    + The Portfolio commenced operations on January 4, 1993 as the Arrow Equity
      Portfolio, a separate investment portfolio (the "Predecessor Portfolio") of Arrow Funds. On November 21, 1997, the Predecessor Portfolio was reorganized as a new portfolio of the Fund. Prior to the reorganization, the Predecessor Portfolio offered and sold shares that were similar to the Fund's Investor A Shares.


    * Institutional Shares of the Portfolio commenced operations on December 2, 1997. Total returns for the period November 21, 1997 to December 2, 1997 reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares. Total returns for periods prior to November 21, 1997 reflect the performance of the Predecessor Portfolio.


   ** January 4, 1993 for the Predecessor Portfolio; December 31, 1992 for the S&P 500 Index.


                                       39
-

                                                            GROWTH EQUITY
   RISK/RETURN SUMMARY                                          PORTFOLIO

    The table on the right shows the
    fees and expenses that you pay if
    you buy and hold Institutional
    Shares of the Growth Equity
    Portfolio.

                                             FEES AND EXPENSES

                                                    ANNUAL PORTFOLIO OPERATING EXPENSES
                                                    (EXPENSES THAT ARE DEDUCTED FROM             INSTITUTIONAL
                                                    THE PORTFOLIO'S ASSETS)                             SHARES

                                                    Management Fees                               .75%
                                                    Distribution (12b-1) Fees                     None
                                                    Other Expenses                                .69%(1)
                                                    Total Annual Portfolio Operating
                                                    Expenses                                     1.44%(1)


                                     (1)Other Expenses and Total Annual
                                        Portfolio Operating Expenses for the
                                        Portfolio's Institutional Shares for the current fiscal year are expected to be less than the amounts shown above because certain of the Portfolio's service providers are voluntarily waiving a portion of their fees and/or reimbursing the Portfolio for certain other expenses. These fee waivers and/or reimbursements are being made in order to keep the annual fees and expenses for the Portfolio's Institutional Shares at a certain level. OTHER EXPENSES AND TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES, AFTER TAKING THESE FEE WAIVERS AND EXPENSE REIMBURSEMENTS INTO ACCOUNT, ARE EXPECTED TO BE .52% AND 1.27%, RESPECTIVELY, FOR INSTITUTIONAL SHARES. These fee waivers and expense reimbursements may be revised or cancelled at any time.


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:


                                             EXAMPLE

                                                                                1       3      5        10
                                                                             YEAR   YEARS   YEARS    YEARS

                                                INSTITUTIONAL SHARES         $147   $456    $787    $1,724

                                       40
-

 [Open Hand
 Icon]
  RISK/RETURN SUMMARY                                          SMALL CAP
                                                                EQUITY PORTFOLIO


   PORTFOLIO MANAGER
   Robert J. Anthony,
   Senior Associate at
   MVA, is responsible
   for the day-to-day
   management of the
   Portfolio. He has been
   with MVA for 25 years
   and has managed the
   Portfolio since its
   inception in 1992.



                                      INVESTMENT OBJECTIVE
                                      The Portfolio's investment objective is capital
                                      appreciation.

                                      PRINCIPAL INVESTMENT STRATEGIES
                                      Under normal conditions, the Portfolio invests at least 65%
                                      of its total assets in common stocks of small- to
                                      medium-sized companies with market capitalizations from $100 million to $2 billion at the time of purchase and which the
                                      Adviser believes have above-average prospects for capital
                                      appreciation. Stocks purchased by the Portfolio may be
                                      listed on a national securities exchange or may be unlisted securities with or without an established over-the-counter market.

                                      The Portfolio also may invest a portion of its assets in
                                      larger companies that the Adviser believes offer improved
                                      growth possibilities because of rejuvenated management,
                                      product changes or other developments likely to stimulate
                                      earnings or asset growth. The Portfolio also may invest in stocks the Adviser believes are undervalued or in initial
                                      public offerings (IPOs) of new companies that demonstrate
                                      the potential for price appreciation. The Adviser selects
                                      stocks based on a number of factors, including historical
                                      and projected earnings, asset value, potential for price
                                      appreciation and earnings growth, and quality of the
                                      products manufactured or services offered.

                                      PRINCIPAL RISK CONSIDERATIONS

                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      Compared to larger-capitalization stocks,
                                      small-capitalization stocks tend to carry greater risk and exhibit greater price volatility because their businesses
                                      may not be well-established. In addition, some smaller
                                      companies may have specialized or limited product lines,
                                      markets or financial resources and may be dependent on
                                      one-person management. All of these factors increase risk
                                      and may result in more significant losses than the other
                                      Mercantile Stock Portfolios. In an effort to reduce the
                                      risks inherent in smaller-company stocks, the Portfolio's
                                      holdings are diversified over a number of companies and
                                      industry groups.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.


                                       41
-

   RETURN HISTORY


   The bar chart and table on
   this page show the
   Portfolio's annual returns
   and long-term performance,
   thereby giving some
   indication of the risk of
   investing in the Portfolio.
   The bar chart shows how the
   performance of the
   Portfolio's Institutional
   Shares has varied from year
   to year. The table shows
   how the Portfolio's average
   annual returns for one
   year, five years and since
   inception compare to those
   of a broad-based market
   index. Both the bar chart
   and the table assume
   reinvestment of all
   dividends and
   distributions. The
   Portfolio's past
   performance does not
   necessarily indicate how it
   will perform in the future.


   KNOW YOUR INDEX
   THE RUSSELL 2000 INDEX is
   an unmanaged index
   comprised of the 2,000
   smallest of the 3,000
   largest U.S. companies
   based on market
   capitalization.
                                                                SMALL CAP
   RISK/RETURN SUMMARY                                   EQUITY PORTFOLIO


                                           INSTITUTIONAL SHARES*

                                           YEAR-BY-YEAR TOTAL RETURNS
                                           (AS OF DECEMBER 31 EACH YEAR)
                                    (STATED IN PERCENTAGES)

                                                                      SMALL CAP EQUITY PORTFOLIO
                                                                      --------------------------
'1993'                                                                           23.58
'94'                                                                              2.11
'95'                                                                              16.9
'96'                                                                             10.61
'97'                                                                             26.56
'98'                                                                             -8.05

                                                  Best quarter:  18.55% for the quarter ending
                                                                   December 31, 1992
                                                  Worst quarter: -24.69% for the quarter ending
                                                                   September 30, 1998

                                                     AVERAGE ANNUAL TOTAL
                                                     RETURNS
                                                     for the periods ended
                                                     December 31, 1998


                                                                                                SINCE
                                                       1 YEAR              5 YEARS           INCEPTION**
   Institutional Shares*                               (8.05)%              7.91%              11.82%
   Russell 2000 Index                                  (2.55)%             11.87%              13.86%



    * Institutional Shares of the Portfolio commenced operations on January 3, 1994. Total returns for prior periods reflect the performance of the Portfolio's Investor A Shares without taking into account the sales charge payable in connection with purchases of Investor A Shares.



   ** May 6, 1992 for Investor A Shares; April 30, 1992 for the Russell 2000 Index.


                                       42
-

   RISK/RETURN SUMMARY                                         SMALL CAP
                                                               EQUITY PORTFOLIO

    The table on the right shows
    the fees and expenses that you pay
    if you buy and hold Institutional
    Shares of the Small Cap Equity
    Portfolio.


                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE         INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                             SHARES


                                                  Management Fees                                  .75%
                                                  Distribution (12b-1) Fees                        None
                                                  Other Expenses                                   .60%(1)
                                                  Total Annual Portfolio Operating Expenses       1.35%(1)

                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .50% AND 1.25%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


   This example will help you
   compare the cost of
   investing in the Portfolio
   with the cost of investing
   in other mutual funds. The
   example assumes that you
   invest $10,000 for the time
   periods shown, reinvest all
   of your dividends and
   distributions, and then
   sell all of your shares at
   the end of those periods.
   The example also assumes
   that your investment has a
   5% return each year and the
   Portfolio's operating
   expenses remain the same.
   Although your actual costs
   may be higher or lower,
   based on these assumptions
   your costs would be:

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $137   $428    $739    $1,624

                                       43
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


 [Open Hand
 Icon]                                                          SMALL CAP EQUITY
                                                                 INDEX PORTFOLIO
 RISK/RETURN SUMMARY


INDEXING is a strategy whereby a Portfolio attempts to weight its securities to match those of a broadly- based securities index in an attempt to approximate the index's performance.

THE S&P SMALLCAP 600 INDEX is an unmanaged index that tracks the performance of 600 domestic companies traded on the New York Stock Exchange, American Stock Exchange and NASDAQ. The S&P SmallCap 600 Index is heavily weighted with the stocks of small companies.



                                      INVESTMENT OBJECTIVE

                                      The Portfolio's investment objective is to provide
                                      investment results that, before deduction of operating
                                      expenses, approximate the price and yield performance of
                                      U.S. common stocks with smaller stock market
                                      capitalizations, as represented by the S&P SmallCap 600
                                      Index.

                                      The Portfolio's investment objective can be changed by the
                                      Fund's Board of Directors without shareholder approval.
                                      Shareholders will be given at least 30 days' written notice before any such change occurs.

                                      PRINCIPAL INVESTMENT STRATEGIES

                                      The Portfolio uses an "indexing" strategy through the use of computer models to approximate the investment performance of the S&P SmallCap 600 Index. The Portfolio will invest at
                                      least 80% of its total assets in securities listed in the
                                      S&P SmallCap 600 Index and typically will hold all 600
                                      stocks represented in the Index. Under certain
                                      circumstances, however, the Portfolio may not hold all 600 stocks in the Index because of shareholder activity or
                                      changes in the Index. In general, each stock's percentage
                                      weighting in the Portfolio is based on its weighting in the
                                      S&P SmallCap 600 Index. When stocks are removed from or
                                      added to the Index, those changes are reflected in the
                                      Portfolio. The Portfolio periodically "rebalances" its
                                      holdings as dictated by changes in shareholder purchase and redemption activity, and in the composition of the S&P
                                      SmallCap 600 Index.

                                      PRINCIPAL RISK CONSIDERATIONS

                                      The Portfolio invests in stocks and other equity securities, which may decline in value over short or extended periods of time. Equity markets tend to be cyclical; there are times
                                      when stock prices generally increase, and other times when they generally decrease. This could cause the value of your investment in the Portfolio to fluctuate.

                                      In addition, the Portfolio is subject to the additional risk that the small-capitalization stocks that it holds may not perform as well as other types of stocks. Compared to
                                      larger-capitalization stocks, small-capitalization stocks
                                      tend to carry greater risk and exhibit greater price
                                      volatility because their businesses may not be
                                      well-established. In addition, some smaller companies may
                                      have specialized or limited product lines, markets or
                                      financial resources and may be dependent on one-person
                                      management. All of these factors increase risk and may
                                      result in more significant losses than the other Mercantile
                                      Stock Portfolios. By typically investing in all 600 stocks in the Index, the Portfolio remains broadly diversified,
                                      which may reduce some of this risk. There is the additional risk that the Portfolio's investment results may fail to
                                      match those of the S&P SmallCap 600 Index.

                                      RETURN HISTORY

                                      The Portfolio does not have a long-term performance record because it has been in operation for less than one calendar year.


                                       44
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
                                                         SMALL CAP EQUITY
                                                         INDEX PORTFOLIO
   RISK/RETURN SUMMARY

The table on the right shows the fees and expenses that you pay if you buy and hold shares of the Small Cap Equity Index Portfolio.


                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE            INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                                SHARES


                                                  Management Fees                                     0.40%

                                                  Distribution (12b-1) Fees                            None

                                                  Other Expenses                                      0.79%(1)

                                                  Total Annual Portfolio Operating Expenses        1.19%(1)


                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current fiscal year are expected to
                                         be less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .62% AND 1.02%,
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.


This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $121   $378    $654    $1,443

                                       45
-

 [Open Hand
 Icon]
  RISK/RETURN SUMMARY                                      INTERNATIONAL EQUITY
                                                                      PORTFOLIO


SUB-ADVISER/ PORTFOLIO MANAGER MVA has appointed Clay Finlay, Inc. ("Clay Finlay" or the "Sub-Adviser") as sub- adviser to assist in the day-to- day management of the Portfolio. Frances Dakers, a principal and senior portfolio manager of Clay Finlay, is responsible for the management of the Portfolio. Ms. Dakers has been with Clay Finlay since January 1982 and has managed the Portfolio since it began operations in 1994.

                                      INVESTMENT OBJECTIVE

                                      The Portfolio's investment objective is to provide capital growth consistent with reasonable investment risk.

                                      PRINCIPAL INVESTMENT STRATEGIES

                                      The Portfolio invests primarily in foreign common stocks,
                                      most of which will be denominated in foreign currencies.
                                      During normal market conditions, the Portfolio will invest substantially all (at least 80%) of its total assets in the securities of companies that derive more than 50% of their gross revenues outside the United States or have more than
                                      50% of their assets outside the United States. Under normal market conditions, the Portfolio invests in equity
                                      securities from at least three foreign countries. Generally, at least 50% of the Portfolio's total assets will be
                                      invested in securities of companies located either in the
                                      developed countries of Western Europe or in Japan. The
                                      Portfolio also may invest in other developed countries and in countries with emerging markets or economies.

                                      By investing in various foreign stocks, the Portfolio
                                      attempts to achieve broad diversification and to take
                                      advantage of differences between economic trends and the
                                      performance of securities markets in different countries,
                                      regions and geographic areas. In selecting stocks, the Sub-
                                      Adviser uses a screening tool to determine which companies represent the best values relative to their long-term growth prospects and local markets. The Sub-Adviser also uses
                                      fundamental analysis by evaluating balance sheets, market
                                      share and strength of management.

                                      PRINCIPAL RISK CONSIDERATIONS

                                      Investing in foreign companies involves different risks than investing in U.S. companies due to such factors as currency exchange rate volatility, government restrictions, different accounting standards and political instability. The
                                      multinational character of the Portfolio's investments
                                      should reduce the effect that events in any one country or geographic area will have on overall performance. However, negative results from one foreign market may offset gains
                                      from another market or may negatively affect other foreign markets. The risks associated with foreign investments are heightened when investing in emerging markets. The
                                      governments and economies of emerging market countries
                                      feature greater instability than those of more developed
                                      countries. Such investments tend to fluctuate in price more widely and to be less liquid than other foreign investments.
                                      As with U.S. equity markets, foreign markets tend to be
                                      cyclical. There are times when stock prices generally
                                      increase, and other times when they generally decrease.

                                      The Adviser evaluates the rewards and risks presented by all securities purchased by the Portfolio and how they may
                                      advance the Portfolio's investment objective. It is
                                      possible, however, that these evaluations will prove to be inaccurate.

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
                                                     INTERNATIONAL EQUITY
   RISK/RETURN SUMMARY                               PORTFOLIO


RETURN HISTORY

The bar chart and table on this page show the Portfolio's annual returns and long-term performance, thereby giving some indication of the risk of investing in the Portfolio. The bar chart shows how the performance of the Portfolio's Institutional Shares has varied from year to year. The table shows how the Portfolio's average annual returns for one year and since inception compare to those of a broad-based market index. Both the bar chart and table assume reinvestment of all dividends and distributions. The Portfolio's past performance does not necessarily indicate how it will perform in the future.



                              INSTITUTIONAL SHARES
                           YEAR-BY-YEAR TOTAL RETURNS
                         (AS OF DECEMBER 31 EACH YEAR)
                            (STATED IN PERCENTAGES)

                                  [BAR CHART]

1995                                                                            9.21%
96                                                                             10.00%
97                                                                              4.70%
98                                                                             17.39%

                                                  Best quarter:  19.38% for the quarter ending
                                                                 December 31, 1998
                                                  Worst quarter: -17.15% for the quarter ending
                                                                 September 30, 1998


                                                   AVERAGE ANNUAL TOTAL RETURNS

                                                   for the periods ending
                                                    December 31, 1998
KNOW YOUR INDEX

THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA AND FAR EAST INDEX, OR EAFE INDEX, is an unmanaged index consisting of companies in Australia, New Zealand, Europe and the Far East.

                                                                                        SINCE
                                                               1 YEAR                 INCEPTION*
   Institutional Shares                                        17.39%                    8.58%
   EAFE Index                                                  18.23%                    7.25%

   * April 4, 1994 for Institutional Shares; March 31, 1994 for the EAFE Index.

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
RISK/RETURN SUMMARY
                                                           INTERNATIONAL EQUITY
                                                            PORTFOLIO

The table on the right shows the fees and expenses that you pay if you buy and hold Institutional Shares of the International Equity Portfolio.

                                             FEES AND EXPENSES

                                                  ANNUAL PORTFOLIO OPERATING EXPENSES
                                                  (EXPENSES THAT ARE DEDUCTED FROM THE         INSTITUTIONAL
                                                  PORTFOLIO'S ASSETS)                             SHARES
                                                  Management Fees                                  1.00%
                                                  Distribution (12b-1) Fees                         None
                                                  Other Expenses                                    .75%(1)
                                                  Total Annual Portfolio Operating Expenses        1.75%(1)


                                     (1) Other Expenses and Total Annual
                                         Portfolio Operating Expenses for the
                                         Portfolio's Institutional Shares for
                                         the current year are expected to be
                                         less than the amounts shown above
                                         because certain of the Portfolio's
                                         service providers are voluntarily
                                         waiving a portion of their fees and/or
                                         reimbursing the Portfolio for certain
                                         other expenses. These fee waivers
                                         and/or reimbursements are being made in
                                         order to keep the annual fees and
                                         expenses for the Portfolio's
                                         Institutional Shares at a certain
                                         level. OTHER EXPENSES AND TOTAL ANNUAL
                                         PORTFOLIO OPERATING EXPENSES, AFTER
                                         TAKING THESE FEE WAIVERS AND EXPENSE
                                         REIMBURSEMENTS INTO ACCOUNT, ARE
                                         EXPECTED TO BE .58% AND 1.58%
                                         RESPECTIVELY, FOR INSTITUTIONAL SHARES.
                                         These fee waivers and expense
                                         reimbursements may be revised or
                                         cancelled at any time.

 This example will help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 for the time periods shown, reinvest all of your dividends and distributions, and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                             EXAMPLE

                                                                                   1       3      5        10
                                                                                YEAR   YEARS   YEARS    YEARS
                                                  INSTITUTIONAL SHARES          $178   $551    $949    $2,062

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
 [Open Hand
 Icon]
 RISK/RETURN SUMMARY                          ADDITIONAL INFORMATION ON RISK

   The principal risks of investing in each Portfolio are described on the previous pages. The following supplements that discussion.

   SECURITIES LENDING

   To obtain interest income, each Portfolio may lend its securities to broker-dealers, banks or institutional borrowers pursuant to agreements requiring that the loans be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. There is the risk that, when lending portfolio securities, the securities may not be available to the Portfolio on a timely basis. Therefore, the Portfolio may lose the opportunity to sell the securities at a desirable price. Additionally, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

   TEMPORARY DEFENSIVE POSITIONS

   Each Portfolio may temporarily hold investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). In addition, each of the Taxable Bond and Stock Portfolios may hold money market instruments, including short-term debt securities issued or guaranteed by the U.S. Government or its agencies, and the International Equity Portfolio may hold debt obligations of U.S. companies having their principal business activities in the U.S. This strategy could prevent a Portfolio from achieving its investment objective and, if utilized by a Stock Portfolio, could reduce the Portfolio's return and affect its performance during a market upswing.

   OTHER TYPES OF INVESTMENTS

   This prospectus describes each Portfolio's principal investment strategies and the particular types of securities in which each Portfolio principally invests. Each Portfolio may, from time to time, make other types of investments and pursue other investment strategies in support of its overall investment goal. These supplemental investment strategies -- and the risks involved -- are described in detail in the Statement of Additional Information ("SAI"), which is referred to on the back cover of this prospectus.

   YEAR 2000 RISKS

   As with other mutual funds, financial and business organizations and individuals around the world, the Portfolios could be adversely affected if the computer systems used by the Adviser and the Portfolios' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This possibility is commonly known as the Year 2000 or "Y2K" problem. The Adviser is taking steps to address the Y2K problem with respect to the computer systems that it uses and to obtain assurances that comparable steps are being taken by the Portfolios' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Portfolios. The Y2K problem could have a negative impact on the issuers of securities in which the Portfolios invest, which could hurt the Portfolios' investment returns.

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
 [Open Hand
 Icon]
 YOUR ACCOUNT                                        EXPLANATION OF SALES PRICE

   BUSINESS DAYS DEFINED

A business day is any day that both the New York Stock Exchange and the Federal Reserve Bank of St. Louis are open for business. Currently, the Fund observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day (observed), Labor Day, Columbus Day, Veterans' Day, Thanksgiving and Christmas.



                                      Institutional Shares of the Portfolios are sold at their net asset value (NAV). The NAV for each class of shares of a
                                      Money Market Portfolio is determined as of 12:00 noon
                                      (Eastern time) and as of the close of regular trading on the
                                      New York Stock Exchange (currently 4:00 p.m., Eastern time)
                                      on every business day. The NAV for each class of shares of a
                                      Taxable Bond or Stock Portfolio is determined as of the
                                      close of regular trading on the New York Stock Exchange
                                      (currently 4:00 p.m., Eastern time) on every business day.

                                      The NAV for a class of shares is determined by adding the
                                      value of a Portfolio's investments, cash and other assets
                                      attributable to a particular share class, subtracting the
                                      Portfolio's liabilities attributable that class and then
                                      dividing the result by the total number of shares in the
                                      class that are outstanding.

                                      - The investments of each of the Money Market Portfolios are valued at amortized cost, which is approximately equal to
                                        market value.

                                      - The investments of each of the Taxable Bond and Stock
                                        Portfolios are valued according to market value. When a
                                        market quote is not readily available, the security's
                                        value is based on "fair value" as determined by MVA (or
                                        Clay Finlay, with respect to the International Equity
                                        Portfolio) under the supervision of the Fund's Board of
                                        Directors. Foreign securities acquired by the
                                        International Equity Fund may be valued in foreign markets on days when the Portfolio's NAV is not calculated. In
                                        such cases, the NAV of the Portfolio's shares may be
                                        significantly affected on days when investors cannot buy
                                        and sell Portfolio shares.

                                      - A properly placed purchase order (see "How to Buy Shares"
                                        on page 51) that is delivered to the Fund by 12:00 noon
                                        (Eastern time) on any business day with respect to the
                                        Treasury Money Market Portfolio or by 3:00 p.m. (Eastern
                                        time) on any business day with respect to the Money Market
                                        Portfolio receives the share price next determined if the
                                        Fund receives payment in federal funds or other
                                        immediately available funds by 4:00 p.m. (Eastern time)
                                        that day. If payment is not received by that time, the
                                        order will be cancelled. A properly placed purchase order
                                        that is delivered to the Fund after 12:00 noon (Eastern
                                        time) with respect to the Treasury Money Market Portfolio
                                        or after 3:00 p.m. (Eastern time) with respect to the
                                        Money Market Portfolio will be placed the following
                                        business day.

                                      - A properly placed purchase order (see "How to Buy Shares"
                                        on page 51) for one of the Taxable Bond or Stock Portfolios that is delivered to the Fund before 4:00 p.m. (Eastern
                                        time) on any business day receives the share price
                                        determined as of 4:00 p.m. that day. If the order is
                                        received after 4:00 p.m., it will receive the price
                                        determined on the next business day. Your financial
                                        institution must forward your payment to the Fund no later than 4:00 p.m. the next business day after placing the
                                        order, or the order will be cancelled.


                                       50
-

   Institutional Shares of the Portfolios are sold to financial institutions, such as banks, trust companies and thrift institutions, that are purchasing shares on behalf of discretionary and non-discretionary accounts for which they do not receive account level asset-based management fees.

   If you are purchasing Institutional Shares through a financial institution, you must follow the procedures established by your institution. Your financial institution is responsible for sending your purchase order to the Fund's distributor and wiring payment to the Fund's custodian. Your financial institution holds the shares in your name and receives all confirmations of purchases and sales. Financial institutions placing orders for themselves or on behalf of their customers should call the Fund at 1-800-452-2724.

   The Fund does not have any minimum investment requirement for Institutional Shares, but your financial institution may do so. They may also charge transaction fees and require you to maintain a minimum account balance.

   YOUR ACCOUNT                                         HOW TO BUY SHARES

                                       51
-

   Orders to sell or "redeem" Institutional Shares should be placed with the same financial institution that placed the original purchase order in accordance with the procedures established by that institution. Your financial institution is responsible for sending your order to the Fund's distributor and for crediting your account with the proceeds. The Fund does not currently charge for wiring the proceeds, but your financial institution may do so.

   If the shares being sold are represented by share certificates, then the order to sell must be made in writing and mailed to: Mercantile Mutual Funds, Inc., P.O. Box 78069 -- Tram 001/128/41-6, St. Louis, Missouri 63178. The
   order must be accompanied by the share certificates, properly endorsed for transfer. Additional documents may be required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators or guardians.

   The Fund's transfer agent may require a signature guarantee unless the redemption proceeds are payable to the shareholder of record and the proceeds are either mailed to the shareholder's address of record or electronically transferred to the account designated on the original account application. A signature guarantee helps prevent fraud, and you may obtain one from most banks and broker/dealers. Contact the Fund for more information on signature guarantees.


   Institutional Shares will be sold at the NAV next determined after the Fund accepts an order (see above). If the order to sell is received and accepted by the Fund before 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio or before 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, the proceeds are sent electronically the same day to the financial institution that placed the order. If the order to sell is received and accepted by the Fund after 12:00 noon (Eastern time) on a business day with respect to the Treasury Money Market Portfolio or after 3:00 p.m. (Eastern time) on a business day with respect to the Money Market Portfolio, or on a non-business day, the proceeds normally are sent electronically to the financial institution on the next business day.


   Proceeds from redemptions from the Taxable Bond and Stock Portfolios ordinarily are sent electronically to your financial institution the next business day as long as the Fund receives your order by 4:00 p.m. (Eastern time) on a business day.

   YOUR ACCOUNT                                        HOW TO SELL SHARES

                                       52
-

   HOW TO EXCHANGE SHARES

   The exchange privilege enables shareholders to exchange Institutional Shares of one Portfolio for Institutional Shares of another Portfolio. Contact your financial institution or the Fund's distributor for additional information on the exchange privilege. The exchange privilege may be exercised only in those states where Institutional Shares of the Portfolio being acquired may be legally sold.

   ADMINISTRATIVE SERVICES FEES
   Institutional Shares of the Portfolios pay administrative services fees at an annual rate of up to 0.25% of each Money Market Portfolio's and up to 0.30% of each Taxable Bond and Stock Portfolio's Institutional Share assets. These fees are paid to financial institutions that provide certain administrative services to their customers who own Institutional Shares.

   GENERAL TRANSACTION POLICIES

   The Fund reserves the right to:
     - Refuse any order to buy shares.

     - Reject any exchange request.

     - Redeem all shares in an account if the balance falls below $500. If, within 60 days of the Fund's written request, the account balance has not been increased, a shareholder may be required to redeem all shares. The Fund will not require a shareholder to redeem shares if the value of the account drops below $500 due to fluctuations in net asset value.

     - Send redemption proceeds within seven days after receiving a request, if an earlier payment could adversely affect a Portfolio.

     - Modify or terminate the exchange privilege after 60 days' written notice to shareholders.

     - Make a "redemption in kind." Under abnormal conditions that may make payment in cash unwise, the Fund may offer partial or complete payment in portfolio securities rather than cash at such securities' then-market-value equal to the redemption price. In such cases, a shareholder may incur brokerage costs in converting these securities to cash.

   Shareholders may be responsible for any fraudulent telephone orders as long as the Fund has taken reasonable precautions to verify the shareholder's identity. Shareholders who experience difficulty getting through to the Fund by telephone because of unusual market conditions should consider selling or exchanging their shares by mail.

   YOUR ACCOUNT

                                       53
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

   DIVIDENDS AND DISTRIBUTIONS

    [-] MONEY MARKET PORTFOLIOS

        Each Money Market Portfolio declares dividends from net investment income daily and pays them monthly. Although the Portfolios do not expect to realize net long-term capital gains, any capital gains realized would be distributed at least annually.

    [-] TAXABLE BOND PORTFOLIOS

        Each Taxable Bond Portfolio declares dividends from net investment income daily and pays them monthly. Capital gains, if any, are distributed at least once a year. It's expected that each Portfolio's annual distribution will be primarily income dividends.

    [-] STOCK PORTFOLIOS

        The Balanced, Equity Income, Equity Index, Growth & Income Equity and Growth Equity Portfolios declare and pay dividends from net investment income monthly. The Small Cap Equity, Small Cap Equity Index and International Equity Portfolios declare and pay dividends from net investment income quarterly. Capital gains, if any, for all of the Portfolios are distributed at least once a year. It's expected that each Portfolio's annual distributions will normally -- but not always -- consist primarily of capital gains and not ordinary income.

    [-] ALL PORTFOLIOS

        Dividends on each share class of a Portfolio are determined in the same manner and are paid in the same amount. However, each share class bears all expenses associated with that particular class.

        All of your dividends and capital gains distributions with respect to a particular Portfolio will be reinvested in additional shares of the same class unless you or your financial institution instruct otherwise on your account application or have redeemed all shares you held in the Portfolio. In such cases, dividends and distributions will be paid in cash.

 [Open Hand
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             DISTRIBUTIONS AND TAXES

                                       54
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
   DISTRIBUTIONS AND TAXES

   You will be advised at
   least annually
   regarding the federal
   income tax treatment
   of dividends and
   distributions made to
   you. You should save
   your account
   statements because
   they contain
   information you will
   need to calculate your
   capital gains or
   losses upon your
   ultimate sale or
   exchange of shares in
   the Portfolios.


                            TAXATION

                            As with any investment, you should consider the tax implications of an investment in the Portfolios. The following is only a brief summary of some of the important tax considerations generally affecting the Portfolios and their shareholders under current law, which may be subject to change in the future. Consult your tax adviser with specific reference to your own tax situation.

                            The Portfolios' distributions generally will be taxable to shareholders as ordinary income and capital gains (which may be taxable at different rates depending on the length of time each Portfolio held the relevant assets). You will be subject to income tax on these distributions whether they are paid in cash or reinvested in additional shares.

                            If you purchase shares just prior to a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

                            You will recognize a taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Portfolio, based on the difference between your tax basis in the shares and the amount you receive for them. Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent that any capital gains distributions were received on the shares.

                            Distributions on, and sales, exchanges and redemptions of, shares held in an IRA or other tax-qualified plan will not be currently taxable.


                            The International Equity Portfolio is expected to be subject to foreign withholding taxes with respect to dividends or interest received from sources in foreign countries. The Portfolio may make an election to treat a proportionate amount of such taxes as a distribution to each shareholder. This would allow each shareholder to either (1) credit such proportionate amount of taxes against U.S. federal income tax liability; or (2) take such amount as an itemized deduction.


                            The Treasury Money Market Portfolio is designed to provide shareholders, to the extent permitted by federal law, with income that is exempt or excluded from taxation at the state or local level. Please consult your tax adviser as to the status of distributions by the Portfolio in your state.

                            For more information regarding the taxation of the Portfolios, consult the SAI under the heading "Additional Information Concerning Taxes." You also should consult your tax adviser for information regarding state and local tax consequences and the applicability of any foreign taxes or U.S. withholding taxes with respect to your specific situation.

                                       55
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

   THE ADVISER

   MVA, subject to the general supervision of the Fund's Board of Directors, is responsible for the day-to-day management of the Portfolios in accordance with each Portfolio's respective investment objective and policies. This includes making investment decisions, buying and selling securities and overseeing the administration and recordkeeping for each Portfolio.

   In exchange for these services, MVA receives an investment advisory fee, which is calculated daily and paid monthly, according to the average daily net assets of each Portfolio. For the fiscal year ended November 30, 1998, the Portfolios paid MVA advisory fees as follows:

                                                     INVESTMENT ADVISORY FEES
                      PORTFOLIO                        AS A % OF NET ASSETS
                                                  ------------------------------
     Treasury Money Market Portfolio                            .35%
                                                  ------------------------------
     Money Market Portfolio                                     .35%
                                                  ------------------------------
     U.S. Government Securities Portfolio                       .45%
                                                  ------------------------------
     Intermediate Corporate Bond Portfolio                      .35%
                                                  ------------------------------
     Bond Index Portfolio                                       .24%
                                                  ------------------------------
     Government & Corporate Bond Portfolio                      .45%
                                                  ------------------------------
     Balanced Portfolio                                         .75%
                                                  ------------------------------
     Equity Income Portfolio                                    .62%
                                                  ------------------------------
     Equity Index Portfolio                                     .23%
                                                  ------------------------------
     Growth & Income Equity Portfolio                           .55%
                                                  ------------------------------
     Growth Equity Portfolio                                    .75%
                                                  ------------------------------
     Small Cap Equity Portfolio                                 .75%
                                                  ------------------------------
     Small Cap Equity Index Portfolio*                          .40%
                                                  ------------------------------
     International Equity Portfolio                            1.00%


    -----------------------------------------------------------------------------

    * The Portfolio commenced operations on December 30, 1998 and the fee shown is that which currently is in effect.

   THE SUB-ADVISER

   Clay Finlay, Inc., an experienced international investment manager, serves as sub-adviser to the International Equity Portfolio and is responsible for the management of the Portfolio's assets. Clay Finlay manages the Portfolio under the guidance and direction of MVA and according to its sub-advisory agreement with MVA. For its services, Clay Finlay receives from MVA a monthly fee based on a percentage of the Portfolio's average daily net assets.

   Founded in 1982, Clay Finlay is a registered investment adviser and a wholly-owned subsidiary of United Asset Management Corporation, a financial services holding company. Clay Finlay's principal office is located at 200 Park Avenue, 56th Floor, New York, NY 10166.

 [Open Book
 Icon]
             MANAGEMENT OF THE FUND

                                       56
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

   INTRODUCTION

   The financial highlights tables presented below are intended to help you understand the financial performance of each Portfolio's Institutional Shares for the past five years (or, if shorter, the period since the Portfolio began operations or the particular shares were first offered). Certain information reflects financial results for a single Institutional Share in each Portfolio. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Institutional Shares, assuming reinvestment of all dividends and distributions. This information has been audited by KPMG LLP, independent auditors, whose report, along with the Portfolios' financial statements, are included in the Fund's Annual Report to Shareholders, and are incorporated by reference into the SAI. The Small Cap Equity Index Portfolio did not conduct investment operations during the periods covered by the tables.

 [Open Hand
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             FINANCIAL HIGHLIGHTS

                                       57
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

                                                         INSTITUTIONAL SHARES
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                            YEAR ENDED NOVEMBER 30,     JANUARY 26, 1995 TO
                                           1998      1997      1996     NOVEMBER 30, 1995(a)
   NET ASSET VALUE, BEGINNING OF PERIOD   $  1.00   $  1.00   $  1.00         $  1.00
   -----------------------------------------------------------------------------------------
   INVESTMENT ACTIVITIES
     Net investment income                  0.043     0.044     0.044           0.042
   -----------------------------------------------------------------------------------------
       Total from Investment Activities     0.043     0.044     0.044           0.042
   -----------------------------------------------------------------------------------------
   DISTRIBUTIONS
     Net investment income                 (0.043)   (0.044)   (0.044)         (0.042)
   -----------------------------------------------------------------------------------------
       Total Distributions                 (0.043)   (0.044)   (0.044)         (0.042)
   -----------------------------------------------------------------------------------------
   NET ASSET VALUE, END OF PERIOD         $  1.00   $  1.00   $  1.00         $  1.00
   -----------------------------------------------------------------------------------------
       Total Return                          4.40%     4.53%     4.46%           4.94%(b)
   RATIOS/SUPPLEMENTARY DATA:
     Net Assets at end of period (000)    $   236   $   233   $   299         $    28
     Ratio of expenses to average net
       assets                                0.81%     0.77%     0.79%           0.92%(c)
     Ratio of net investment income to
       average net assets                    4.30%     4.44%     4.39%           5.76%(c)
     Ratio of expenses to average net
       assets*                               0.96%     0.92%     0.94%           1.07%(c)

      * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

     (a) Period from commencement of operations.

    (b) Represents the total return for Investor A Shares from December 1, 1994 to January 25, 1995 plus the total return for Institutional Shares from January 26, 1995 to November 30, 1995.

     (c) Annualized.

   FINANCIAL HIGHLIGHTS                   TREASURY MONEY MARKET PORTFOLIO

                                       58
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

                                                           INSTITUTIONAL SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                  0.048      0.048      0.047      0.052      0.033
    -------------------------------------------------------------------------------------------
        Total from Investment Activities     0.048      0.048      0.047      0.052      0.033
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.048)    (0.048)    (0.047)    (0.052)    (0.033)
    -------------------------------------------------------------------------------------------
        Total Distributions                 (0.048)    (0.048)    (0.047)    (0.052)    (0.033)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
    -------------------------------------------------------------------------------------------
        Total Return                          4.95%      4.93%      4.81%      5.33%      3.34%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $28,536    $22,022    $15,921    $13,340    $10,295
      Ratio of expenses to average net
        assets                                0.78%      0.77%      0.78%      0.77%      0.78%
      Ratio of net investment income to
        average net assets                    4.84%      4.83%      4.70%      5.20%      3.48%
      Ratio of expenses to average net
        assets*                               0.93%      0.92%      0.93%      0.92%      0.95%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS                            MONEY MARKET PORTFOLIO

                                       59
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


                                                         INSTITUTIONAL SHARES
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                       YEAR ENDED NOVEMBER 30,
                                            1998       1997      1996      1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $10.58    $ 10.64    $10.82    $10.02    $11.20
    ---------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                  0.57       0.56      0.62      0.63      0.61
      Net realized and unrealized gains
        (losses) from investments            0.12      (0.04)    (0.15)     0.80     (1.00)
    ---------------------------------------------------------------------------------------
        Total from Investment Activities     0.69       0.52      0.47      1.43     (0.39)
    ---------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.57)     (0.58)    (0.62)    (0.63)    (0.61)
      In excess of net realized gains          --         --     (0.03)       --     (0.18)
    ---------------------------------------------------------------------------------------
        Total Distributions                 (0.57)     (0.58)    (0.65)    (0.63)    (0.79)
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $10.70    $ 10.58    $10.64    $10.82    $10.02
    ---------------------------------------------------------------------------------------
        Total Return                         6.67%      5.10%     4.55%    14.69%    (3.46)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $6,140    $ 7,049    $2,232    $  667    $   51
      Ratio of expenses to average net
        assets                               0.97%      0.97%     0.96%     0.97%     0.95%
      Ratio of net investment income to
        average net assets                   5.34%      5.52%     5.75%     5.91%     6.54%
      Ratio of expenses to average net
        assets*                              1.07%      1.07%     1.06%     1.07%     1.16%
      Portfolio Turnover**                  54.57%    100.33%    53.76%    93.76%    50.00%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On June 7, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to June 7, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS              U.S. GOVERNMENT SECURITIES PORTFOLIO

                                       60
-

                                                                    INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           FEBRUARY 10, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                      $10.11                   $10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.61                     0.53
      Net realized and unrealized gains from
        investments                                             0.29                     0.11
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        0.90                     0.64
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.61)                   (0.53)
      Net realized gains                                       (0.11)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.72)                   (0.53)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $10.29                   $10.11
    --------------------------------------------------------------------------------------------------
        Total Return                                            9.32%                    6.60%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)                       $1,124                   $   27
      Ratio of expenses to average net assets                   1.07%                    0.29%(c)
      Ratio of net investment income to average net
        assets                                                  5.72%                    7.06%(c)
      Ratio of expenses to average net assets*                  1.18%                    1.31%(c)
      Portfolio Turnover**                                      9.65%                   61.98%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS             INTERMEDIATE CORPORATE BOND PORTFOLIO

                                       61
-

                                                                    INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED           FEBRUARY 10, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                      $10.17                   $10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.62                     0.53
      Net realized and unrealized gains from
        investments                                             0.31                     0.17
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        0.93                     0.70
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.62)                   (0.53)
      Net realized gains                                       (0.03)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.65)                   (0.53)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $10.45                   $10.17
    --------------------------------------------------------------------------------------------------
        Total Return                                            9.47%                    7.20%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at the end of period (000)                   $7,034                   $   27
      Ratio of expenses to average net assets                   0.79%                    0.24%(c)
      Ratio of net investment income to average net
        assets                                                  5.77%                    7.09%(c)
      Ratio of expenses to average net assets*                  0.91%                    0.95%(c)
      Portfolio Turnover**                                     33.37%                   46.16%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                              BOND INDEX PORTFOLIO

                                       62
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

                                                          INSTITUTIONAL SHARES
                                            (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                        YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996      1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 10.37    $ 10.34    $ 10.53    $ 9.64    $10.65
    -----------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.57       0.56       0.64      0.61      0.60
      Net realized and unrealized gains
        (losses) from Investments             0.37       0.03      (0.19)     0.89     (0.94)
    -----------------------------------------------------------------------------------------
        Total from Investment Activities      0.94       0.59       0.45      1.50     (0.34)
    -----------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.57)     (0.56)     (0.64)    (0.61)    (0.60)
      In excess of net realized gains           --         --         --        --     (0.07)
    -----------------------------------------------------------------------------------------
        Total Distributions                  (0.57)     (0.56)     (0.64)    (0.61)    (0.67)
    -----------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 10.74    $ 10.37    $ 10.34    $10.53    $ 9.64
    -----------------------------------------------------------------------------------------
        Total Return                          9.30%      6.00%      4.51%    15.98%    (3.32)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $20,835    $16,954    $14,875    $9,413    $5,965
      Ratio of expenses to average net
        assets                                0.96%      0.95%      0.95%     0.95%     0.96%
      Ratio of net investment income to
        average net assets                    5.41%      5.55%      6.06%     6.01%     6.03%
      Ratio of expenses to average net
        assets*                               1.06%      1.05%      1.05%     1.05%     1.07%
      Portfolio Turnover**                   91.14%    140.72%    149.20%    59.32%    50.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between classes of shares issued.

   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS             GOVERNMENT & CORPORATE BOND PORTFOLIO

                                       63
-

                                                           INSTITUTIONAL SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 13.23    $ 12.54    $ 11.62    $  9.60    $ 10.22
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                   0.28       0.31       0.32       0.31       0.28
      Net realized and unrealized gains
        (losses) from investments             0.83       1.49       1.34       2.02      (0.48)
    -------------------------------------------------------------------------------------------
        Total from Investment Activities      1.11       1.80       1.66       2.33      (0.20)
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                  (0.28)     (0.37)     (0.32)     (0.31)     (0.29)
      In excess of net investment income        --      (0.03)        --         --         --
      Net realized gains                     (1.47)     (0.71)     (0.42)        --         --
      In excess of net realized gains           --         --         --         --      (0.13)
    -------------------------------------------------------------------------------------------
        Total Distributions                  (1.75)     (1.11)     (0.74)     (0.31)     (0.42)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 12.59    $ 13.23    $ 12.54    $ 11.62    $  9.60
    -------------------------------------------------------------------------------------------
        Total Return                          9.38%     15.52%     15.08%     24.67%     (2.00)%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $70,962    $61,655    $54,731    $36,827    $22,723
      Ratio of expenses to average net
        assets                                1.26%      1.27%      1.27%      1.27%      1.27%
      Ratio of net investment income to
        average net assets                    2.23%      2.56%      2.78%      2.97%      2.77%
      Ratio of expenses to average net
        assets*                               1.36%      1.37%      1.37%      1.37%      1.40%
      Portfolio Turnover**                   47.79%     43.60%     85.16%     58.16%     49.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS                                BALANCED PORTFOLIO

                                       64
-

                                                                    INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED             MARCH 7, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                      $11.56                   $10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.18                     0.19
      Net realized and unrealized gains from
        investments                                             0.98                     1.56
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        1.16                     1.75
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.19)                   (0.19)
      Net realized gains                                       (2.29)                      --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (2.48)                   (0.19)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                            $10.24                   $11.56
    --------------------------------------------------------------------------------------------------
        Total Return                                           11.82%                   17.64%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                       $   35                   $    1
      Ratio of expenses to average net assets                   1.23%                    0.37%(c)
      Ratio of net investment income to average net
        assets                                                  1.40%                    2.34%(c)
      Ratio of expenses to average net assets*                  1.32%                    1.60%(c)
      Portfolio Turnover**                                     98.32%                   48.33%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                           EQUITY INCOME PORTFOLIO

                                       65
-

                                                                    INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                           YEAR ENDED              MAY 1, 1997 TO
                                                        NOVEMBER 30, 1998       NOVEMBER 30, 1997(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                     $ 11.94                   $ 10.00
    --------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                                     0.10                      0.10
      Net realized and unrealized gains from
        investments                                             2.63                      1.94
    --------------------------------------------------------------------------------------------------
        Total from Investment Activities                        2.73                      2.04
    --------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                                    (0.11)                    (0.10)
      Net realized gains                                       (0.02)                       --
    --------------------------------------------------------------------------------------------------
        Total Distributions                                    (0.13)                    (0.10)
    --------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                           $ 14.54                   $ 11.94
    --------------------------------------------------------------------------------------------------
        Total Return                                           23.01%                    20.40%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                      $10,944                   $     8
      Ratio of expenses to average net assets                   0.91%                     0.46%(c)
      Ratio of net investment income to average net
        assets                                                  0.63%                     1.30%(c)
      Ratio of expenses to average net assets*                  1.03%                     1.19%(c)
      Portfolio Turnover**                                     14.83%                     1.66%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) Period from commencement of operations.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                            EQUITY INDEX PORTFOLIO

                                       66
-

                                                         INSTITUTIONAL SHARES
                                           (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                       YEAR ENDED NOVEMBER 30,
                                             1998      1997      1996      1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $  21.12   $ 18.67   $ 16.29   $ 12.70   $ 14.74
    ---------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income                    0.12      0.12      0.20      0.23      0.20
      Net realized and unrealized gains
        (losses) from investments              1.58      3.95      3.33      3.74     (0.17)
    ---------------------------------------------------------------------------------------
        Total from Investment Activities       1.70      4.07      3.53      3.97      0.03
    ---------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                   (0.11)    (0.13)    (0.20)    (0.24)    (0.21)
      In excess of net investment income      (0.01)    (0.03)    (0.01)       --        --
      Net realized gains                      (3.57)    (1.46)    (0.94)    (0.14)    (0.18)
      In excess of net realized gains            --        --        --        --     (1.68)
    ---------------------------------------------------------------------------------------
        Total Distributions                   (3.69)    (1.62)    (1.15)    (0.38)    (2.07)
    ---------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $  19.13   $ 21.12   $ 18.67   $ 16.29   $ 12.70
    ---------------------------------------------------------------------------------------
        Total Return                           9.36%    23.90%    23.08%    31.88%     0.19%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $107,133   $92,515   $72,950   $40,228   $21,897
      Ratio of expenses to average net
        assets                                 1.04%     1.04%     1.05%     1.05%     1.05%
      Ratio of net investment income to
        average net assets                     0.60%     0.60%     1.19%     1.58%     1.41%
      Ratio of expenses to average net
        assets*                                1.14%     1.14%     1.15%     1.15%     1.16%
      Portfolio Turnover**                    91.23%    57.11%    63.90%    58.50%    65.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS                  GROWTH & INCOME EQUITY PORTFOLIO

                                       67
-

                                                                   INSTITUTIONAL SHARES
                                                      (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
                                                                    DECEMBER 2, 1997 TO
                                                                   NOVEMBER 30, 1998(a)
    NET ASSET VALUE, BEGINNING OF PERIOD                                  $ 16.27
    -------------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment loss                                                   (0.04)
      Net realized and unrealized gains from
        investments                                                          3.70
    -------------------------------------------------------------------------------------------------
        Total from Investment Activities                                     3.66
    -------------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      In excess of net investment income                                    (0.01)
    -------------------------------------------------------------------------------------------------
        Total Distributions                                                 (0.01)
    -------------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD                                        $ 19.92
    -------------------------------------------------------------------------------------------------
        Total Return                                                        19.56%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net assets at end of period (000)                                   $ 7,720
      Ratio of expenses to average net assets                                1.36%(c)
      Ratio of net investment loss to average net
        assets                                                              (0.28)%(c)
      Ratio of expenses to average net assets*                               1.46%(c)
      Portfolio Turnover**                                                  54.33%


    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.


   (a) Period from initial public investment.


   (b) Not annualized.

   (c) Annualized.


   FINANCIAL HIGHLIGHTS                           GROWTH EQUITY PORTFOLIO


                                       68
-

                                                           INSTITUTIONAL SHARES
                                             (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                         YEAR ENDED NOVEMBER 30,
                                             1998       1997       1996       1995     1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $ 14.98    $ 13.36    $ 13.40    $ 11.96    $ 13.14
    -------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment loss                    (0.07)      (0.04)     (0.01)     (0.01)     (0.03)
      Net realized and unrealized gains
        (losses) from Investments            (1.87)       2.48      1.03       2.36       0.86
    -------------------------------------------------------------------------------------------
        Total from Investment Activities     (1.94)       2.44      1.02       2.35       0.83
    -------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      In excess of net investment income        --         --      (0.01)         --        --
      Net realized gains                     (1.19)      (0.82)     (1.05)     (0.91)     (1.78)
      In excess of net realized gains        (0.03)         --        --         --      (0.23)
    -------------------------------------------------------------------------------------------
        Total Distributions                  (1.22)      (0.82)     (1.06)     (0.91)     (2.01)
    -------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $ 11.82    $ 14.98    $ 13.36    $ 13.40    $ 11.96
    -------------------------------------------------------------------------------------------
        Total Return                        (14.17)%     19.41%     8.39%     21.43%      7.11%
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $25,037    $34,395    $30,081    $17,620    $ 5,633
      Ratio of expenses to average net
        assets                                1.25%      1.25%      1.26%      1.26%      1.25%
      Ratio of net investment loss to
        average net assets                   (0.45)%     (0.29)%    (0.13)%    (0.11)%    (0.41)%
      Ratio of expenses to average net
        assets*                               1.35%      1.35%      1.36%      1.36%      1.37%
      Portfolio Turnover**                   69.72%     80.23%     65.85%     83.13%     85.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On January 3, 1994, the Portfolio issued a new series of Shares which were designated as "Institutional" Shares. The financial highlights presented for periods prior to January 3, 1994 represent the financial highlights applicable to Investor Shares.

   FINANCIAL HIGHLIGHTS                        SMALL CAP EQUITY PORTFOLIO

                                       69
-

                                                             INSTITUTIONAL SHARES
                                               (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                YEAR ENDED NOVEMBER 30,          APRIL 4, 1994 TO
                                            1998     1997     1996     1995    NOVEMBER 30, 1994(a)
    NET ASSET VALUE, BEGINNING OF PERIOD   $11.97   $12.03   $10.75   $ 9.90          $10.00
    -----------------------------------------------------------------------------------------------
    INVESTMENT ACTIVITIES
      Net investment income (loss)             --    (0.03)    0.01     0.01          (0.01)
      Net realized and unrealized gains
        (losses) from Investments and
        foreign currency                     1.78     0.33     1.27     0.86          (0.09)
    -----------------------------------------------------------------------------------------------
        Total from Investment Activities     1.78     0.30     1.28     0.87          (0.10)
    -----------------------------------------------------------------------------------------------
    DISTRIBUTIONS
      Net investment income                 (0.01)      --       --       --              --
      In excess of net investment income    (0.06)   (0.05)      --       --              --
      Net realized gains                    (0.43)   (0.31)      --    (0.01)             --
      Tax return of capital                    --       --       --    (0.01)             --
    -----------------------------------------------------------------------------------------------
        Total Distributions                 (0.50)   (0.36)      --    (0.02)             --
    -----------------------------------------------------------------------------------------------
    NET ASSET VALUE, END OF PERIOD         $13.25   $11.97   $12.03   $10.75          $ 9.90
    -----------------------------------------------------------------------------------------------
        Total Return                        15.37%    2.59%   11.91%    8.78%          (1.00)%(b)
    RATIOS/SUPPLEMENTARY DATA:
      Net Assets at end of period (000)    $8,058   $6,798   $6,059   $2,159          $  197
      Ratio of expenses to average net
        assets                               1.58%    1.59%    1.44%    1.44%           1.70%(c)
      Ratio of net investment income
        (loss) to average net assets         0.01%   (0.21)%   0.16%    0.13%          (0.48)%(c)
      Ratio of expenses to average net
        assets*                              1.75%    1.75%    1.76%    1.75%           2.17%(c)
      Portfolio Turnover**                  88.95%   75.18%   77.63%   62.78%          21.00%

    * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would have been as indicated.

    ** Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

   (a) On April 24, 1994, the Portfolio issued an additional series of Shares which were designated as "Institutional" Shares. The financial highlights presented for the period April 4, 1994 to April 24, 1994 represent the financial highlights applicable to Trust Shares.

   (b) Not annualized.

   (c) Annualized.

   FINANCIAL HIGHLIGHTS                    INTERNATIONAL EQUITY PORTFOLIO

                                       70
-

[Back Cover Page]

Where to find more information

You'll find more information about the Portfolios in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
The Fund's annual and semi-annual reports contain more information about each Portfolio and a discussion about the market conditions and investment strategies that had a significant effect on each Portfolio's performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Portfolios and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Portfolios and make shareholder inquiries by calling the Fund at 1-800-452-2724 or by writing to:

Mercantile Mutual Funds, Inc.
P.O. Box 78069
St. Louis, Missouri 63175

If you buy your shares through a broker-dealer or other financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Portfolios, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC  20549-6009
1-800-SEC-0330

Reports and other information about the Portfolios are also available on the SEC's website at http://www.sec.gov.


The Fund's Investment Company Act File No. is 811-3567

                                   FORM N-1A

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.  Exhibits
          --------

          (a)     (1)      Articles of Incorporation dated September 9,
                           1982. (2)

                  (2) Articles Supplementary to Registrant's Articles of Incorporation dated October 28, 1982. (2)

                  (3) Articles Supplementary to Registrant's Articles of Incorporation dated December 22, 1987. (2)

                  (4) Articles Supplementary to Registrant's Articles of Incorporation dated as of October 30, 1990. (2)

                  (5) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 9, 1990. (2)

                  (6) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 19, 1991. (2)

                  (7) Certificate of Correction dated April 30, 1991 to Articles Supplementary dated as of March 19, 1991. (2)

                  (8) Articles Supplementary to Registrant's Articles of Incorporation dated as of June 25, 1991. (2)

                  (9) Articles Supplementary to Registrant's Articles of Incorporation dated as of November 15, 1991. (2)

                  (10) Articles Supplementary to Registrant's Articles of Incorporation dated as of January 26, 1993. (2)

                  (11) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 23, 1993. (2)

                  (12) Articles Supplementary to Registrant's Articles of Incorporation dated as of March 7, 1994. (2)

                  (13) Certificate of Correction dated October 17, 1994 to Articles Supplementary dated as of March 8, 1994 to Registrant's Articles of Incorporation. (2)

                  (14) Articles Supplementary to Registrant's Articles of Incorporation dated as of February 22, 1995. (2)

                  (15) Articles Supplementary to Registrant's Articles of Incorporation dated as of April 17, 1995. (2)

                  (16) Articles Supplementary to Registrant's Articles of Incorporation dated June 27, 1995. (2)

                  (17) Articles Supplementary to Registrant's Articles of Incorporation dated September 18, 1995. (2)

                  (18) Articles Supplementary to Registrant's Articles of Incorporation dated August 30, 1996. (4)

                  (19) Articles Supplementary to Registrant's Articles of Incorporation dated February 3, 1997. (6)

                  (20) Articles Supplementary to Registrant's Articles of Incorporation dated June 17, 1997. (9)

                  (21) Articles Supplementary to Registrant's Articles of Incorporation dated October 29, 1997. (11)

                  (22) Articles Supplementary to Registrant's Articles of Incorporation dated March 23, 1998. (14)

                  (23) Articles Supplementary to Registrant's Articles of Incorporation dated September 17, 1998. (14)

(b) Restated and Amended By-Laws as approved and adopted by Registrant's Board of Directors. (5)

(c) See Article VI of Registrant's Articles of Incorporation, incorporated by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on February 28, 1996 and
    Articles I and IV of Registrant's Restated and Amended By-Laws, incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 30, 1997.

(d) (1) Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. dated April 1, 1991. (2)

    (2) Addendum No. 1 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Treasury Money Market Portfolio, dated September 27, 1991. (2)

    (3) Addendum No. 2 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Small Cap Equity (formerly Emerging Growth) Portfolio, dated April 1, 1992. (2)

    (4) Addendum No. 3 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the ARCH Balanced Portfolio dated April 1, 1993. (2)

    (5) Addendum No. 4 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. dated March 15, 1994. (2)

    (6) Addendum No. 5 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Short-Intermediate Municipal Portfolio dated July 10, 1995. (2)

    (7) Addendum No. 6 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995. (2)

    (8) Addendum No. 7 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond) Portfolios dated November 15, 1996. (5)

    (9) Addendum No. 8 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997. (6)

   (10) Addendum No. 9 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Growth Equity Portfolio dated November 21, 1997. (11)

   (11) Addendum No. 10 to Amended and Restated Advisory Agreement between Registrant and Mississippi Valley Advisors Inc. with respect to the Small Cap Equity Index Portfolio dated December 29, 1998. (15)

   (12) Addendum No. 11 to Amended and Restated Advisory Agreement between the Registrant and Mississippi Valley Advisors Inc. with respect to the Conning Money Market Portfolio dated February 12,
         1999. (16)

   (13) Sub-Advisory Agreement between Mississippi Valley Advisors Inc. and Clay Finlay Inc. dated August 29, 1996. (4)

   (14) Sub-Advisory Agreement between Mississippi Valley Advisors Inc. and Conning Asset Management Co. with respect to the Conning Money Market Portfolio dated February 12, 1999. (16)

(e) (1) Distribution Agreement between Registrant and The Winsbury Company Limited Partnership dated October 1, 1993. (13)

    (2) Addendum No. 1 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the ARCH International Equity Portfolio dated March 15, 1994. (13)

    (3) Addendum No. 2 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to Investor B Shares of the non-money market Portfolios dated March 1, 1995. (13)

    (4) Addendum No. 3 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio. (13)

    (5) Addendum No. 4 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995. (2)

    (6) Addendum No. 5 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond) Portfolios dated November 15, 1996. (5)

    (7) Addendum No. 6 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997. (6)

    (8) Addendum No. 7 to Distribution Agreement between Registrant and BISYS Fund Services with respect to the Growth Equity and Small Cap Equity Index Portfolios dated November 21, 1997. (11)

    (9) Addendum No. 8 to Distribution Agreement between Registrant and BISYS Fund Services with respect to Trust II Shares of the Money Market Portfolios. (15)

   (10) Addendum No. 9 to Distribution Agreement between the Registrant and BISYS Fund Services with respect to the Conning Money Market Portfolio dated February 12, 1999. (16)

   (11) Amendment No. 1 to Distribution Agreement between Registrant and The Winsbury Company Limited Partnership dated as of September 29, 1995.
         (1)


(f) None.

(g) (1) Custodian Agreement between Registrant and Mercantile Bank of St. Louis National Association dated as of April 1, 1992. (13)

    (2) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated April 1, 1995. (13)

    (3) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated July 10, 1995. (13)

    (4) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated September 29, 1995. (2)

    (5) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated November 15, 1996. (5)

    (6) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated February 14, 1997. (6)

    (7) Custody Fee Agreement between Registrant and Mercantile Bank of St. Louis National Association dated November 21, 1997. (11)

    (8) Custody Fee Agreement between Registrant and Mercantile Bank National Association dated February 12, 1999. (16)

    (9) Securities Lending Amendment dated August 4, 1994 to Custodian Agreement dated April 1, 1992 between Registrant and Mercantile Bank of St. Louis National Association. (13)

   (10) Assignment and Delegation of Custodian Agreement between Mercantile Bank National Association and Mercantile Trust Company National Association dated December 1, 1998. (15)

   (11) Global Sub-Custodian Agreement among Bankers Trust Company of New York, Registrant and Mercantile Bank of St. Louis National Association dated as of April 1, 1994. (13)

   (12) Foreign Custody Delegation Agreement between the Registrant and Bankers Trust Company of New York dated December 4, 1998. (15)

(h) (1) Administration Agreement between Registrant and The Winsbury Service Corporation dated October 1, 1993. (13)

    (2) Addendum No. 1 to Administration Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994. (13)

    (3) Addendum No. 2 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995. (13)

    (4) Addendum No. 3 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio dated July 10, 1995. (13)

    (5) Addendum No. 4 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995. (2)

    (6) Addendum No. 5 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income, National Municipal Bond and Intermediate Corporate bond (formerly
         Short-Intermediate Corporate Bond) Portfolios dated November 15,
         1996. (5)

    (7) Addendum No. 6 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997. (6)

    (8) Addendum No. 7 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Growth Equity and Small Cap Equity Index Portfolios dated November 21, 1997. (11)

    (9) Addendum No. 8 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to Trust II Shares of the Money Market Portfolios. (15)

   (10) Addendum No. 9 to Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Conning Money Market Portfolio dated February 12, 1999. (16)

   (11) Transfer Agency Agreement between Registrant and The Winsbury Service Corporation dated October 1, 1993. (13)

   (12) Addendum No. 1 to Transfer Agency Agreement between Registrant and The Winsbury Service Corporation with respect to the ARCH International Equity Portfolio dated March 15, 1994. (13)

   (13) Addendum No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. (formerly known as The Winsbury Service Corporation) with respect to Investor B Shares of the non-money market Portfolios dated as of March 1, 1995. (13)

   (14) Addendum No. 3 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Short-Intermediate Municipal Portfolio and Investor B Shares of the Money Market Portfolio dated July 10, 1995. (13)

   (15) Addendum No. 4 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Tax-Exempt Money Market, Missouri Tax-Exempt Bond and Kansas Tax-Exempt Bond Portfolios dated September 29, 1995. (2)

   (16) Addendum No. 5 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Income, National Municipal Bond and Intermediate Corporate Bond (formerly Short-Intermediate Corporate Bond) Portfolios dated November 15, 1996. (5)

   (17) Addendum No. 6 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Equity Index and Bond Index Portfolios dated February 14, 1997. (6)

   (18) Addendum No. 7 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Growth Equity and Small Cap Equity Index Portfolios dated November 21, 1997. (10)

   (19) Addendum No. 8 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to Trust II Shares of the Money Market Portfolios. (15)

   (20) Addendum No. 9 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. with respect to the Conning Money Market Portfolio dated February 12, 1999. (16)

   (21) Amendment No. 1 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated as of September 29, 1995. (1)

   (22) Amendment No. 2 to Transfer Agency Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated October 1, 1995. (2)

   (23)  Administrative Services Plan (Trust Shares) and Form of Agreement. (8)

   (24) Administrative Services Plan (Institutional Shares) and Form of Agreement. (8)

   (25) Form of Shareholder Services Plan and Form of Servicing Agreement with respect to the Conning Money Market Porfolio. (14)

   (26) Agreement and Plan of Reorganization between Registrant and Arrow Funds. (9)

(i)Opinion and consent of counsel. (13)


(j) (1)  Consent of Independent Auditors. (17)

    (2)  Consent of Drinker Biddle & Reath LLP. (17)


(k) None.

(l) (1) Purchase Agreement between Registrant and Shearson/American Express Inc. dated November 23, 1982. (13)

    (2) Purchase Agreement between Registrant and The Winsbury Service Corporation dated April 1, 1994. (13)

    (3) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of February 28, 1995. (13)

    (4) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated as of July 7, 1995. (13)

    (5) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated September 29, 1995. (2)

    (6) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated November 14, 1996. (5)

    (7) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated February 6, 1997. (6)

    (8) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 27, 1997. (6)

    (9) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated April 30, 1997. (7)

   (10) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated November 21, 1997. (11)

   (11) Purchase Agreements between Registrant and BISYS Fund Services Ohio, Inc. dated December 29, 1998. (15)

   (12) Purchase Agreement between Registrant and BISYS Fund Services Ohio, Inc. dated February 12, 1999. (16)

(m) (1) Distribution and Services Plan (Investor A Shares) under Rule 12b-1 and Form of Agreement. (8)

    (2) Distribution and Services Plan (Investor B Shares) under Rule 12b-1 and Form of Agreement. (8)

(n) Financial Data Schedules. (16)

(o) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System. (16)

-------------------

1. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 2, 1996.

2. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 34 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on February 28, 1996.

3. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 28, 1996.

4. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 36 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on October 8, 1996.

5. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 30, 1997.

6. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 31, 1997.

7. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on May 28, 1997.

8. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on June 18, 1997.

9. Filed electronically as an Exhibit and incorporated herein by reference to Registrant's Registration Statement on Form N-14 (File No. 333-33423) on August 12, 1997.

10. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on August 29, 1997.

11. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 42 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 29, 1998.

12. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 43 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 30, 1998.

13. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 31, 1998.

14. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on November 5, 1998.

15. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on January 28, 1999.


16. Filed electronically as an Exhibit and incorporated herein by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement on Form N-1A (File No. 2-79285) on March 30, 1999.

17. A copy of such Exhibit is filed electronically herein.




Item 24.    Persons Controlled By or Under Common Control with Registrant
            -------------------------------------------------------------

     Not applicable

Item 25.   Indemnification
           ---------------

         Indemnification of Registrant's principal underwriter, custodian and transfer agent against certain losses is provided for, respectively, in Section 7 of the Distribution Agreement, incorporated herein by reference as Exhibit
(e)(1), in Section 24 of the Custodian Agreement, incorporated herein by reference as Exhibit (g)(1) and in Section 18 of the Transfer Agency Agreement incorporated herein by reference as Exhibit (h)(12). The Registrant has obtained from a major insurance carrier a directors' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its directors, officers, employees or agents against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith or gross negligence in the performance of his duties, or by reason of his reckless disregard of the duties involved in the conduct of his office or under his agreement with the Registrant. Registrant will comply with Rule 484 under the Securities Act of 1933 and Release 11330 under the Investment Company Act of 1940 in connection with any indemnification.


         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 26.    Business and Other Connections of Investment Adviser
            ----------------------------------------------------

         A. Mississippi Valley Advisors Inc. is registered as an investment adviser with the Securities and Exchange Commission and is responsible for providing advisory services to each of Registrant's investment portfolios.

         B. The information required by this Item 26 with respect to each Director and Officer of Mississippi Valley Advisors Inc. is incorporated by reference to Form ADV and Schedules A and D filed by Mississippi Valley Advisors Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-28897).

         C. Clay Finlay Inc. is registered as an investment adviser with the Securities and Exchange Commission and provides sub-advisory services to the Registrant's International Equity Portfolio.

         D. The information required by this Item 26 with respect to each Director and Officer of Clay Finlay Inc. is included in Form ADV and Schedules A and D filed by Clay Finlay Inc. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 801-17316).

         E. Conning Asset Management Co. is registered as an investment adviser with the Securities and Exchange Commission and provides sub-advisory services to the Registrant's Conning Money Market Portfolio.

         F. The information required by this Item 26 with respect to each Director and Officer of Conning Asset Management Co. is included in Form ADV and Schedules A and D filed by Conning Asset Management Co. with the Securities and Exchange Commission pursuant to the Securities Exchange Act of 1934 (File No. 8011-8641).

Item 27.    Principal Underwriter
            ---------------------

A. BISYS Fund Services Limited Partnership d/b/a BISYS Fund Services (formerly The Winsbury Company Limited Partnership) acts as distributor and its affiliate, BISYS Fund Services Ohio, Inc., acts as administrator and transfer agent for the Registrant. BISYS Fund Services also distributes the securities of Alpine Equity Trust, American Performance Funds, AmSouth Mutual Funds, The BB&T Mutual Funds Group, The Coventry Group, ESC Strategic Funds, The Eureka Funds, Governor Funds, Gradison Custodian Trust, Gradison Growth Trust, Gradison-MCDonald Cash Reserves Trust, Gradison-McDonald Municipal Custodian Trust, Fifth Third Funds, Hirtle Callaghan Trust, HSBC Family of Funds, INTRUST Funds Trust, The Infinity Mutual Funds, Inc., The Kent Funds, Magna Funds, Meyers Investment Trust, MMA Praxis Mutual Funds, M.S.D.&T. Funds, Pacific Capital Funds, The Parkstone Advantage Funds, The Republic Advisors Funds Trust, Puget Sound Alternative Investment Series Trust, The Republic Funds Trust, Sefton Funds, SsgA International Liquidity Fund, Summit Investment Trust, Variable Insurance Funds, The Victory Portfolios, The Victory Variable Insurance Funds and Vintage Mutual Funds, Inc.

B. To the best of Registrant's knowledge, the partners of BISYS Fund Services are as follows:


=====================================================================================================
                                           Positions and Offices
   Name and Principal                           with BISYS                     Positions and Offices
    Business Address                           Fund Services                      with Registrant
    ----------------                           -------------                      ---------------
-----------------------------------------------------------------------------------------------------

BISYS Fund Services, Inc.                   Sole General Partner                        None
3435 Stelzer Road
Columbus, Ohio 43219-3035

WC Subsidiary Corporation                   Sole Limited Partner
150 Clove Road                                                                          None
Little Falls, NJ 07424
=====================================================================================================


         C.       None.


Item 28.          Location of Accounts and Records
                  --------------------------------

         (1) Mercantile Trust Company National Association, One Mercantile Center, 8th and Locust Streets, St. Louis, MO 63101 (records relating to its functions as custodian).

         (2) BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as distributor).

         (3) Mississippi Valley Advisors Inc., 7th and Washington Streets, 21st Floor, St. Louis, MO 63101 (records relating to its functions as investment adviser).

         (4) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as administrator).

         (5) BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its function as transfer agent and dividend disbursing agent).

         (6) Drinker Biddle & Reath LLP, Philadelphia National Bank Building, 1345 Chestnut Street, Philadelphia, PA 19107-3496 (Registrant's Articles of Incorporation, By-Laws and Minute Books).

         (7)      Clay Finlay Inc., 200 Park Avenue, 56th Floor, New York,
         New York 10166 (records relating to its function as sub-adviser to the International Equity Portfolio).

         (8) Bankers Trust Company, 16 Wall Street, New York, New York 10005 (records relating to its function as sub-custodian for the International Equity Portfolio).

         (9) Conning Asset Management Co., 700 Market Street, St. Louis, Missouri 63101 (records relating to its function as sub-adviser to the Conning Money Market Portfolio).

Item 29.          Management Services
                  -------------------

         Not applicable.


Item 30.          Undertakings
                  ------------

         Not applicable.
                                      -14-

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 48 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 48 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Louis and the State of Missouri, on the 2nd day of April, 1999.


                                                     THE ARCH FUND, INC.
                                                     (Registrant)

                                                      /s/ Jerry V. Woodham
                                                      --------------------
                                                     Jerry V. Woodham
                                                     President


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 48 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated:


    SIGNATURE                              TITLE                            DATE
    ---------                              -----                            ----
/s/ Jerry V. Woodham                   Chairman of the Board,           April 2, 1999
--------------------                   Director and President
Jerry V. Woodham

/s/* James C. Jacobsen                 Director                         April 2, 1999
James C. Jacobsen

/s/* Joseph J. Hunt                    Director                         April 2, 1999
-------------------
Joseph J. Hunt

/s/* Robert M. Cox, Jr.                Director                         April 2, 1999
-----------------------
Robert M. Cox, Jr.

/s/* Ronald D. Winney                  Director & Treasurer             April 2, 1999
---------------------
Ronald D. Winney

/s/* Donald E. Brandt                  Director                         April 2, 1999
---------------------
Donald E. Brandt

/s/* Patrick J. Moore                  Director                         April 2, 1999
---------------------
Patrick J. Moore

*By: /s/  Jerry V. Woodham
    ----------------------
     Jerry V. Woodham
     Attorney-in-fact

                             THE ARCH FUND(R), INC.


                                POWER OF ATTORNEY

                  Donald E. Brandt, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                   /s/ Donald E. Brandt
                                                  ----------------------
                                                  Donald E. Brandt

Date:  March 15, 1999

                             THE ARCH FUND(R), INC.


                                POWER OF ATTORNEY

                  Robert M. Cox, Jr., whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                    /s/ Robert M. Cox, Jr.
                                                   --------------------------
                                                   Robert M. Cox, Jr.


Date:  March 15, 1999

                             THE ARCH FUND(R), INC.


                                POWER OF ATTORNEY

                  Patrick J. Moore, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ Patrick J. Moore
                                                    -------------------------
                                                    Patrick J. Moore



Date:  March 15, 1999

                             THE ARCH FUND(R), INC.


                                POWER OF ATTORNEY

                  Ronald D. Winney, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                      /s/ Ronald D. Winney
                                                    --------------------------
                                                    Ronald D. Winney



Date:  March 15, 1999

                             THE ARCH FUND(R), INC.


                                POWER OF ATTORNEY

                  James C. Jacobsen, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                     /s/ James C. Jacobsen
                                                     -------------------------
                                                         James C. Jacobsen

Date:  March 15, 1999

                             THE ARCH FUND(R), INC.


                                POWER OF ATTORNEY

                  Joseph J. Hunt, whose signature appears below, does hereby constitute and appoint Jerry V. Woodham and W. Bruce McConnel, III, and either of them, his true and lawful attorneys and agents, with full power of substitution and resubstitution, to do any and all acts and things and execute any and all instruments which said attorneys and agents, or either of them, may deem necessary or advisable or which may be required to enable The ARCH Fund, Inc. (the "Fund") to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended, and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of the Fund's Registration Statement and of any and all amendments (including post-effective amendments) to the Fund's Registration Statement on Form N-1A pursuant to said Acts, including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned on behalf of the Fund and/or as a director and/or officer of the Fund any and all amendments filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys and agents, or either of them, shall do or cause to be done by virtue hereof.



                                                      /s/ Joseph J. Hunt
                                                    --------------------------
                                                    Joseph J. Hunt


Date:  March 15, 1999

                                 EXHIBIT INDEX


EXHIBIT NO.                DESCRIPTION




(j) (1)           Consent of Independent Auditors.

(j) (2)           Consent of Drinker Biddle & Reath LLP.